UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-07332

Name of Fund:	BlackRock Funds III
BlackRock LifePath® ESG Index 2025 Fund
BlackRock LifePath® ESG Index 2030 Fund
BlackRock LifePath® ESG Index 2035 Fund
BlackRock LifePath® ESG Index 2040 Fund
BlackRock LifePath® ESG Index 2045 Fund
BlackRock LifePath® ESG Index 2050 Fund
BlackRock LifePath® ESG Index 2055 Fund
BlackRock LifePath® ESG Index 2060 Fund
BlackRock LifePath® ESG Index 2065 Fund
BlackRock LifePath® ESG Index Retirement Fund

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds III,
55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2022

Date of reporting period: 10/31/2022

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

OCTOBER 31, 2022

2022 Annual Report

BlackRock Funds III

•  BlackRock LifePath® ESG Index Retirement Fund

•  BlackRock LifePath® ESG Index 2025 Fund

•  BlackRock LifePath® ESG Index 2030 Fund

•  BlackRock LifePath® ESG Index 2035 Fund

•  BlackRock LifePath® ESG Index 2040 Fund

•  BlackRock LifePath® ESG Index 2045 Fund

•  BlackRock LifePath® ESG Index 2050 Fund

•  BlackRock LifePath® ESG Index 2055 Fund

•  BlackRock LifePath® ESG Index 2060 Fund

•  BlackRock LifePath® ESG Index 2065 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended October 31, 2022, disrupting the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022 before returning to moderate growth in the third quarter, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks as inflation decreased the value of future cash flows and investors shifted focus to balance sheet resilience. Both large- and small-capitalization U.S. stocks fell, although declines for small-capitalization U.S. stocks were slightly steeper. Emerging market stocks and international equities from developed markets also declined significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates five times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.

The pandemic’s restructuring of the economy brought an ongoing mismatch between supply and demand, contributing to the current inflationary regime. While growth has slowed in 2022, we believe that taming inflation requires a more dramatic economic decline to bring demand back to a lower level that is more in line with the economy’s capacity. The Fed has been raising interest rates at the fastest pace in decades, and seems set to overtighten in its effort to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, and the outlook for Europe and the U.K. is also troubling. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.

In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Rising input costs and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. However, we see better opportunities in credit, where higher spreads provide income opportunities and partially compensate for inflation risk. We believe that investment-grade corporates, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of October 31, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(5.50)%	(14.61)%

U.S. small cap equities (Russell 2000® Index)	(0.20)	(18.54)

International equities (MSCI Europe, Australasia, Far East Index)	(12.70)	(23.00)

Emerging market equities (MSCI Emerging Markets Index)	(19.66)	(31.03)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.72	0.79

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(8.24)	(17.68)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(6.86)	(15.68)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(4.43)	(11.98)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(4.71)	(11.76)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of October 31, 2022	LifePath ESG Index Funds

Portfolio Management Commentary

How did each Fund perform?

For the 12-month period ended October 31, 2022, each of the LifePath® ESG Index Funds (as defined below) across the vintages Retirement, 2025, 2030, 2040, 2045, 2050, 2055, 2060, and 2065 underperformed its respective custom benchmark. With respect to the 2035 vintage, Class K Shares performed in line with its respective custom benchmark while the Institutional and Investor A Shares underperformed its custom benchmark.

What factors influenced performance?

Global stock and bond markets declined against the backdrop of rising interest rates and recession fears affective performance of all asset classes. The iShares ESG Aware U.S. Aggregate Bond ETF and iShares ESG Aware MSCI USA ETF detracted the most from shorter-dated vintages closer to retirement, while the iShares ESG Aware MSCI USA ETF and iShares ESG Aware EAFE ETF detracted the most from longer-dated vintages further from retirement.

Describe recent portfolio activity.

Each LifePath®ESG Index Fund has its own time horizon, which affects its acceptable level of risk and, in turn, the strategic allocation of its holdings across asset classes. On a quarterly basis, the strategic allocation of each LifePath®ESG Index Fund is systematically adjusted to reflect the shareholders’ remaining investment time horizon. During the period, the LifePath®ESG Index Funds were rebalanced in accordance with their updated strategic allocations. Daily cash flows were allocated to the underlying funds and instruments as appropriate.

Describe portfolio positioning at period end.

At period end, each of the LifePath®ESG Index Funds was invested according to its respective strategic allocation benchmark within tolerance limits.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Glide Path Evolution

The BlackRock LifePath® ESG Index Retirement Fund along with the BlackRock LifePath® ESG Index Funds with target dates of 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 and 2065 are referred to collectively as the “LifePath® ESG Index Funds”.

Under normal circumstances, the asset allocation of each LifePath ESG Index Fund will change over time according to a predetermined “glide path” as each LifePath ESG Index Fund approaches its respective target date. The glide path represents the shifting of asset classes over time. Each LifePath ESG Index Fund’s asset allocations become more conservative prior to retirement as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of each LifePath ESG Index Fund, which may be a primary source of income after retirement. As each LifePath ESG Index Fund approaches its target date, its asset allocation will shift so that each LifePath ESG Index Fund invests a greater percentage of its assets in fixed-income index funds. The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of each LifePath ESG Index Fund, and determine whether any changes are required to enable each LifePath ESG Index Fund to achieve its investment objective. Because the BlackRock LifePath ESG Index Retirement Fund is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain its risk profile.

Although the asset allocation targets listed for the glide path are general, long-term targets, BlackRock Fund Advisors (“BFA” or the “Manager”) may periodically adjust the proportion of equity index funds and fixed-income index funds in each LifePath ESG Index Fund, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of each LifePath ESG Index Fund, reallocations of each LifePath ESG Index Fund’s composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited; however, BFA may determine that a greater degree of variation is warranted to protect a LifePath ESG Index Fund or achieve its investment objective.

4	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	BlackRock LifePath® ESG Index Retirement Fund

Investment Objective

BlackRock LifePath® ESG Index Retirement Fund’s (“LifePath ESG Index Retirement Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index Retirement Fund will be broadly diversified across global asset classes.

GROWTH OF $10,000 INVESTMENT

The LifePath ESG Index Fund commenced operations on August 18, 2020.

(a)

The LifePath ESG Index Fund compares its performance to that of a customized weighted index (the “LifePath ESG Index Retirement Fund Custom Benchmark”) comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath ESG Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath ESG Index Retirement Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg MSCI U.S. Aggregate ESG Focus Index	Bloomberg U.S.Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small Cap Index	MSCI EM Extended ESG Focus Index	MSCI EM Small Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small Cap Extended ESG Focus Index

08/18/20 to 10/31/20	52.0%	8.0%	2.2%	0.3%	11.6%	1.4%	0.1%	0.4%	20.1%	3.9%
11/01/20 to 10/31/21	52.0	8.0	2.2	0.3	11.3	1.5	0.6	0.5	19.1	4.5
11/01/21 to 10/31/22	52.0	8.0	2.2	1.5	10.3	1.5	1.0	0.6	18.4	4.5

(a)	The LifePath ESG Index Fund commenced operations on August 18, 2020.

See “About Fund Performance” for descriptions of the indexes.

F U N D S U M M A R Y	5

Fund Summary as of October 31, 2022 (continued)	BlackRock LifePath® ESG Index Retirement Fund

Performance

	Average Annual Total Returns(a)(b)

		Since
	1 Year	Inception (c)

Institutional	(17.14)%	(2.93)%
Investor A	(17.34)	(3.15)
Class K	(17.10)	(2.88)

LifePath® ESG Retirement Fund Custom Benchmark	(17.02)	(2.74)
Bloomberg MSCI U.S. Aggregate ESG Focus Index	(15.71)	(7.93)
Bloomberg U.S. TIPS Index (Series-L)	(11.47)	(2.47)
FTSE EPRA Nareit Developed Index	(24.95)	0.50
MSCI Canada Custom Capped Index	(13.86)	8.72
MSCI EAFE Extended ESG Focus Index	(23.69)	(1.47)
MSCI EAFE Small Cap Index	(30.28)	(3.71)
MSCI EM Extended ESG Focus Index	(33.08)	(9.79)
MSCI EM Small Cap Index	(23.42)	4.46
MSCI USA Extended ESG Focus Index	(17.37)	6.62
MSCI USA Small Cap Extended ESG Focus Index	(16.19)	11.57

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)

LifePath ESG Index Retirement Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors who are currently withdrawing, or plan in the near future to begin withdrawing, a substantial portion of their investment.

(c)	The LifePath ESG Index Fund commenced operations on August 18, 2020.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Fixed-Income Funds	60.0%
Equity Funds	40.6
Money Market Funds	39.8
Liabilities in Excess of Other Assets	(40.4)

TEN LARGEST HOLDINGS

Security(a)	Percent of Net Assets

iShares ESG Aware U.S. Aggregate Bond ETF	51.9%
BlackRock Cash Funds: Institutional, SL Agency Shares	39.6
iShares ESG Aware MSCI USA ETF	18.7
iShares ESG Aware MSCI EAFE ETF	10.1
iShares TIPS Bond ETF	8.1
iShares ESG Aware MSCI USA Small-Cap ETF	4.9
iShares Developed Real Estate Index Fund, Class K	2.2
iShares MSCI EAFE Small-Cap ETF	1.4
iShares MSCI Canada ETF	1.4
iShares ESG Aware MSCI EM ETF	1.4

(a)	Excludes short-term securities.

6	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	BlackRock LifePath® ESG Index 2025 Fund

Investment Objective

BlackRock LifePath® ESG Index 2025 Fund’s (“LifePath ESG Index 2025 Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index 2025 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

GROWTH OF $10,000 INVESTMENT

The LifePath ESG Index Fund commenced operations on August 18, 2020.

(a)

The LifePath ESG Index Fund compares its performance to that of a customized weighted index (the “LifePath ESG Index 2025 Fund Custom Benchmark”) comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath ESG Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath ESG Index 2025 Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg MSCI U.S. Aggregate ESG Focus Index	Bloomberg U.S.Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small Cap Index	MSCI EM Extended ESG Focus Index	MSCI EM Small Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small Cap Extended ESG Focus Index

08/18/20 to 10/31/20	40.8%	7.3%	2.4%	1.2%	14.0%	1.9%	2.1%	0.5%	24.9%	4.9%
11/01/20 to 10/31/21	42.6	7.4	2.3	1.0	13.3	2.0	2.0	0.7	23.6	5.1
11/01/21 to 10/31/22	45.8	7.6	2.1	1.5	12.0	1.8	1.5	0.7	22.1	4.9

(a)	The LifePath ESG Index Fund commenced operations on August 18, 2020.
See “About Fund Performance” for descriptions of the indexes.

F U N D S U M M A R Y	7

Fund Summary as of October 31, 2022 (continued)	BlackRock LifePath® ESG Index 2025 Fund

Performance

	Average Annual Total Returns(a)(b)

		Since
	1 Year	Inception(c)

Institutional	(17.56)%	(1.71)%
Investor A	(17.78)	(1.94)
Class K	(17.60)	(1.70)

LifePath® ESG Index 2025 Fund Custom Benchmark	(17.46)	(1.50)
Bloomberg MSCI U.S. Aggregate ESG Focus Index	(15.71)	(7.93)
Bloomberg U.S. TIPS Index (Series-L)	(11.47)	(2.47)
FTSE EPRA Nareit Developed Index	(24.95)	0.50
MSCI Canada Custom Capped Index	(13.86)	8.72
MSCI EAFE Extended ESG Focus Index	(23.69)	(1.47)
MSCI EAFE Small Cap Index	(30.28)	(3.71)
MSCI EM Extended ESG Focus Index	(33.08)	(9.79)
MSCI EM Small Cap Index	(23.42)	4.46
MSCI USA Extended ESG Focus Index	(17.37)	6.62
MSCI USA Small Cap Extended ESG Focus Index	(16.19)	11.57

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)

LifePath ESG Index 2025 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2025.

(c)	The LifePath ESG Index Fund commenced operations on August 18, 2020.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Fixed-Income Funds	53.5%
Equity Funds	46.9
Money Market Funds	44.4
Liabilities in Excess of Other Assets	(44.8)

TEN LARGEST HOLDINGS

Security(a)	Percent of Net Assets

iShares ESG Aware U.S. Aggregate Bond ETF	45.7%
BlackRock Cash Funds: Institutional, SL Agency Shares	44.2
iShares ESG Aware MSCI USA ETF	22.3
iShares ESG Aware MSCI EAFE ETF	11.9
iShares TIPS Bond ETF	7.8
iShares ESG Aware MSCI USA Small-Cap ETF	5.2
iShares Developed Real Estate Index Fund, Class K	2.1
iShares MSCI EAFE Small-Cap ETF	1.7
iShares ESG Aware MSCI EM ETF	1.6
iShares MSCI Canada ETF	1.5

(a)	Excludes short-term securities.

8	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	BlackRock LifePath® ESG Index 2030 Fund

Investment Objective

BlackRock LifePath® ESG Index 2030 Fund’s (“LifePath ESG Index 2030 Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index 2030 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

GROWTH OF $10,000 INVESTMENT

The LifePath ESG Index Fund commenced operations on August 18, 2020.

(a)

The LifePath ESG Index Fund compares its performance to that of a customized weighted index (the “LifePath ESG Index 2030 Fund Custom Benchmark”) comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath ESG Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath ESG Index 2030 Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg MSCI U.S. Aggregate ESG Focus Index	Bloomberg U.S.Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small Cap Index	MSCI EM Extended ESG Focus Index	MSCI EM Small Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small Cap Extended ESG Focus Index

08/18/20 to 10/31/20	29.9%	6.2%	3.0%	2.0%	17.5%	2.5%	2.6%	0.7%	29.9%	5.7%
11/01/20 to 10/31/21	31.5	6.4	2.9	1.8	16.6	2.5	2.5	0.9	29.1	5.8
11/01/21 to 10/31/22	34.1	6.7	2.8	1.5	15.2	2.3	2.2	0.9	28.9	5.4

(a)	The LifePath ESG Index Fund commenced operations on August 18, 2020.
See “About Fund Performance” for descriptions of the indexes.

F U N D S U M M A R Y	9

Fund Summary as of October 31, 2022 (continued)	BlackRock LifePath® ESG Index 2030 Fund

Performance

	Average Annual Total Returns(a)(b)

		Since
	1 Year	Inception(c)

Institutional	(18.24)%	(0.42)%
Investor A	(18.44)	(0.66)
Class K	(18.18)	(0.37)

LifePath® ESG Index 2030 Fund Custom Benchmark	(18.07)	(0.17)
Bloomberg MSCI U.S. Aggregate ESG Focus Index	(15.71)	(7.93)
Bloomberg U.S. TIPS Index (Series-L)	(11.47)	(2.47)
FTSE EPRA Nareit Developed Index	(24.95)	0.50
MSCI Canada Custom Capped Index	(13.86)	8.72
MSCI EAFE Extended ESG Focus Index	(23.69)	(1.47)
MSCI EAFE Small Cap Index	(30.28)	(3.71)
MSCI EM Extended ESG Focus Index	(33.08)	(9.79)
MSCI EM Small Cap Index	(23.42)	4.46
MSCI USA Extended ESG Focus Index	(17.37)	6.62
MSCI USA Small Cap Extended ESG Focus Index	(16.19)	11.57

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)

LifePath ESG Index 2030 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2030.

(c)	The LifePath ESG Index Fund commenced operations on August 18, 2020.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	59.4%
Fixed-Income Funds	40.9
Money Market Funds	36.7
Liabilities in Excess of Other Assets	(37.0)

TEN LARGEST HOLDINGS

Security(a)	Percent of Net Assets

BlackRock Cash Funds: Institutional, SL Agency Shares	36.5%
iShares ESG Aware U.S. Aggregate Bond ETF	34.1
iShares ESG Aware MSCI USA ETF	29.3
iShares ESG Aware MSCI EAFE ETF	15.2
iShares TIPS Bond ETF	6.8
iShares ESG Aware MSCI USA Small-Cap ETF	5.6
iShares Developed Real Estate Index Fund, Class K	2.7
iShares MSCI EAFE Small-Cap ETF	2.2
iShares ESG Aware MSCI EM ETF	2.0
iShares MSCI Canada ETF	1.6

(a)	Excludes short-term securities.

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Fund Summary as of October 31, 2022	BlackRock LifePath® ESG Index 2035 Fund

Investment Objective

BlackRock LifePath® ESG Index 2035 Fund’s (“LifePath ESG Index 2035 Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index 2035 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

GROWTH OF $10,000 INVESTMENT

The LifePath ESG Index Fund commenced operations on August 18, 2020.

(a)

The LifePath ESG Index Fund compares its performance to that of a customized weighted index (the “LifePath ESG Index 2035 Fund Custom Benchmark”) comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath ESG Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath ESG Index 2035 Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg MSCI U.S. Aggregate ESG Focus Index	Bloomberg U.S.Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small Cap Index	MSCI EM Extended ESG Focus Index	MSCI EM Small Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small Cap Extended ESG Focus Index

08/18/20 to 10/31/20	19.6%	4.9%	3.6%	3.0%	20.9%	3.1%	3.3%	0.9%	34.6%	6.1%
11/01/20 to 10/31/21	21.2	5.1	3.5	2.7	19.9	3.1	3.0	1.1	34.5	5.9
11/01/21 to 10/31/22	23.9	5.5	3.4	1.7	18.1	2.7	2.9	1.1	35.0	5.7

(a)	The LifePath ESG Index Fund commenced operations on August 18, 2020.
See “About Fund Performance” for descriptions of the indexes.

F U N D S U M M A R Y	11

Fund Summary as of October 31, 2022 (continued)	BlackRock LifePath® ESG Index 2035 Fund

Performance

	Average Annual Total Returns(a)(b)

		Since
	1 Year	Inception(c)

Institutional	(18.79)%	0.94%
Investor A	(19.07)	0.67
Class K	(18.74)	0.99

LifePath® ESG Index 2035 Fund Custom Benchmark	(18.72)	1.05
Bloomberg MSCI U.S. Aggregate ESG Focus Index	(15.71)	(7.93)
Bloomberg U.S. TIPS Index (Series-L)	(11.47)	(2.47)
FTSE EPRA Nareit Developed Index	(24.95)	0.50
MSCI Canada Custom Capped Index	(13.86)	8.72
MSCI EAFE Extended ESG Focus Index	(23.69)	(1.47)
MSCI EAFE Small Cap Index	(30.28)	(3.71)
MSCI EM Extended ESG Focus Index	(33.08)	(9.79)
MSCI EM Small Cap Index	(23.42)	4.46
MSCI USA Extended ESG Focus Index	(17.37)	6.62
MSCI USA Small Cap Extended ESG Focus Index	(16.19)	11.57

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)

LifePath ESG Index 2035 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2035.

(c)	The LifePath ESG Index Fund commenced operations on August 18, 2020.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	71.2%
Fixed-Income Funds	29.3
Money Market Funds	24.9
Liabilities in Excess of Other Assets	(25.4)

TEN LARGEST HOLDINGS

Security(a)	Percent of Net Assets

iShares ESG Aware MSCI USA ETF	35.8%
BlackRock Cash Funds: Institutional, SL Agency Shares	24.7
iShares ESG Aware U.S. Aggregate Bond ETF	23.9
iShares ESG Aware MSCI EAFE ETF	18.3
iShares ESG Aware MSCI USA Small-Cap ETF	5.9
iShares TIPS Bond ETF	5.4
iShares Developed Real Estate Index Fund, Class K	3.3
iShares MSCI EAFE Small-Cap ETF	2.6
iShares ESG Aware MSCI EM ETF	2.5
iShares MSCI Canada ETF	1.8

(a)	Excludes short-term securities.

12	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	BlackRock LifePath® ESG Index 2040 Fund

Investment Objective

BlackRock LifePath® ESG Index 2040 Fund’s (“LifePath ESG Index 2040 Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index 2040 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

GROWTH OF $10,000 INVESTMENT

The	LifePath ESG Index Fund commenced operations on August 18, 2020.
(a)

The LifePath ESG Index Fund compares its performance to that of a customized weighted index (the “LifePath ESG Index 2040 Fund Custom Benchmark”) comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath ESG Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath ESG Index 2040 Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg MSCI U.S. Aggregate ESG Focus Index	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small Cap Index	MSCI EM Extended ESG Focus Index	MSCI EM Small Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small Cap Extended ESG Focus Index

08/18/20 to 10/31/20	10.8%	3.2%	4.2%	3.9%	23.9%	3.6%	3.9%	1.0%	39.1%	6.4%
11/01/20 to 10/31/21	12.2	3.5	4.1	3.5	23.0	3.6	3.4	1.2	39.4	6.1
11/01/21 to 10/31/22	14.4	4.0	3.9	1.9	20.8	3.1	3.5	1.2	41.3	5.9

(a)	The LifePath ESG Index Fund commenced operations on August 18, 2020.
See “About Fund Performance” for descriptions of the indexes.

F U N D S U M M A R Y	13

Fund Summary as of October 31, 2022 (continued)	BlackRock LifePath® ESG Index 2040 Fund

Performance

	Average Annual Total Returns(a)(b)

		Since
	1 Year	Inception(c)

Institutional	(19.53)%	1.95%
Investor A	(19.73)	1.71
Class K	(19.49)	1.99

LifePath® ESG Index 2040 Fund Custom Benchmark	(19.35)	2.12
Bloomberg MSCI U.S. Aggregate ESG Focus Index	(15.71)	(7.93)
Bloomberg U.S. TIPS Index (Series-L)	(11.47)	(2.47)
FTSE EPRA Nareit Developed Index	(24.95)	0.50
MSCI Canada Custom Capped Index	(13.86)	8.72
MSCI EAFE Extended ESG Focus Index	(23.69)	(1.47)
MSCI EAFE Small Cap Index	(30.28)	(3.71)
MSCI EM Extended ESG Focus Index	(33.08)	(9.79)
MSCI EM Small Cap Index	(23.42)	4.46
MSCI USA Extended ESG Focus Index	(17.37)	6.62
MSCI USA Small Cap Extended ESG Focus Index	(16.19)	11.57

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)

LifePath ESG Index 2040 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2040.

(c)	The LifePath ESG Index Fund commenced operations on August 18, 2020.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	82.0%
Fixed-Income Funds	18.3
Money Market Funds	3.6
Liabilities in Excess of Other Assets	(3.9)

TEN LARGEST HOLDINGS

Security(a)	Percent of Net Assets

iShares ESG Aware MSCI USA ETF	41.9%
iShares ESG Aware MSCI EAFE ETF	21.1
iShares ESG Aware U.S. Aggregate Bond ETF	14.4
iShares ESG Aware MSCI USA Small-Cap ETF	6.1
iShares TIPS Bond ETF	3.9
iShares Developed Real Estate Index Fund, Class K	3.8
BlackRock Cash Funds: Institutional, SL Agency Shares	3.3
iShares MSCI EAFE Small-Cap ETF	3.1
iShares ESG Aware MSCI EM ETF	2.9
iShares MSCI Canada ETF	1.9

(a)	Excludes short-term securities.

14	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	BlackRock LifePath® ESG Index 2045 Fund

Investment Objective

BlackRock LifePath® ESG Index 2045 Fund’s (“LifePath ESG Index 2045 Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index 2045 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

GROWTH OF $10,000 INVESTMENT

The	LifePath ESG Index Fund commenced operations on August 18, 2020.
(a)

The LifePath ESG Index Fund compares its performance to that of a customized weighted index (the “LifePath ESG Index 2045 Fund Custom Benchmark”) comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath ESG Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath ESG Index 2045 Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg MSCI U.S. Aggregate ESG Focus Index	Bloomberg U.S.Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small Cap Index	MSCI EM Extended ESG Focus Index	MSCI EM Small Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small Cap Extended ESG Focus Index

08/18/20 to 10/31/20	4.2%	1.6%	4.5%	4.6%	26.3%	4.0%	4.4%	1.1%	42.7%	6.6%
11/01/20 to 10/31/21	5.0	1.9	4.5	4.2	25.5	4.0	3.7	1.4	43.6	6.2
11/01/21 to 10/31/22	6.5	2.3	4.4	2.0	23.3	3.5	4.1	1.4	46.4	6.1

(a)	The LifePath ESG Index Fund commenced operations on August 18, 2020.
See “About Fund Performance” for descriptions of the indexes.

F U N D S U M M A R Y	15

Fund Summary as of October 31, 2022 (continued)	BlackRock LifePath® ESG Index 2045 Fund

Performance

	Average Annual Total Returns(a)(b)

		Since
	1 Year	Inception(c)

Institutional	(20.08)%	2.83%
Investor A	(20.27)	2.59
Class K	(20.03)	2.88
LifePath® ESG Index 2045 Fund Custom Benchmark	(19.91)	2.93
Bloomberg MSCI U.S. Aggregate ESG Focus Index	(15.71)	(7.93)
Bloomberg U.S. TIPS Index (Series-L)	(11.47)	(2.47)
FTSE EPRA Nareit Developed Index	(24.95)	0.50
MSCI Canada Custom Capped Index	(13.86)	8.72
MSCI EAFE Extended ESG Focus Index	(23.69)	(1.47)
MSCI EAFE Small Cap Index	(30.28)	(3.71)
MSCI EM Extended ESG Focus Index	(33.08)	(9.79)
MSCI EM Small Cap Index	(23.42)	4.46
MSCI USA Extended ESG Focus Index	(17.37)	6.62
MSCI USA Small Cap Extended ESG Focus Index	(16.19)	11.57

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)

LifePath ESG Index 2045 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2045.

(c)	The LifePath ESG Index Fund commenced operations on August 18, 2020.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	91.6%
Fixed-Income Funds	8.6
Money Market Funds	2.3
Liabilities in Excess of Other Assets	(2.5)

TEN LARGEST HOLDINGS

Security(a)	Percent of Net Assets

iShares ESG Aware MSCI USA ETF	47.2%
iShares ESG Aware MSCI EAFE ETF	23.6
iShares ESG Aware U.S. Aggregate Bond ETF	6.4
iShares ESG Aware MSCI USA Small-Cap ETF	6.3
iShares Developed Real Estate Index Fund, Class K	4.4
iShares MSCI EAFE Small-Cap ETF	3.5
iShares ESG Aware MSCI EM ETF	3.2
iShares TIPS Bond ETF	2.2
iShares MSCI Canada ETF	2.1
BlackRock Cash Funds: Institutional, SL Agency Shares	2.0

(a)	Excludes short-term securities.

16	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	BlackRock LifePath® ESG Index 2050 Fund

Investment Objective

BlackRock LifePath® ESG Index 2050 Fund’s (“LifePath ESG Index 2050 Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index 2050 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

GROWTH OF $10,000 INVESTMENT

The	LifePath ESG Index Fund commenced operations on August 18, 2020.
(a)

The LifePath ESG Index Fund compares its performance to that of a customized weighted index (the “LifePath ESG Index 2050 Fund Custom Benchmark”) comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath ESG Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath ESG Index 2050 Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg MSCI U.S. Aggregate ESG Focus Index	Bloomberg U.S.Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small Cap Index	MSCI EM Extended ESG Focus Index	MSCI EM Small Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small Cap Extended ESG Focus Index

08/18/20 to 10/31/20	1.3%	0.5%	4.8%	4.9%	27.5%	4.2%	4.6%	1.2%	44.3%	6.7%
11/01/20 to 10/31/21	1.5	0.6	4.7	4.7	26.8	4.3	3.9	1.5	45.7	6.3
11/01/21 to 10/31/22	2.0	0.8	4.7	2.2	24.7	3.8	4.4	1.5	49.7	6.2

(a)	The LifePath ESG Index Fund commenced operations on August 18, 2020.
See “About Fund Performance” for descriptions of the indexes.

F U N D S U M M A R Y	17

Fund Summary as of October 31, 2022 (continued)	BlackRock LifePath® ESG Index 2050 Fund

Performance

	Average Annual Total Returns(a)(b)

		Since
	1 Year	Inception (c)

Institutional	(20.46)%	3.17%
Investor A	(20.58)	2.95
Class K	(20.41)	3.22

LifePath® ESG Index 2050 Fund Custom Benchmark	(20.25)	3.32
Bloomberg MSCI U.S. Aggregate ESG Focus Index	(15.71)	(7.93)
Bloomberg U.S. TIPS Index (Series-L)	(11.47)	(2.47)
FTSE EPRA Nareit Developed Index	(24.95)	0.50
MSCI Canada Custom Capped Index	(13.86)	8.72
MSCI EAFE Extended ESG Focus Index	(23.69)	(1.47)
MSCI EAFE Small Cap Index	(30.28)	(3.71)
MSCI EM Extended ESG Focus Index	(33.08)	(9.79)
MSCI EM Small Cap Index	(23.42)	4.46
MSCI USA Extended ESG Focus Index	(17.37)	6.62
MSCI USA Small Cap Extended ESG Focus Index	(16.19)	11.57

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)

LifePath ESG Index 2050 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2050.

(c)	The LifePath ESG Index Fund commenced operations on August 18, 2020.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	97.4%
Money Market Funds	8.3
Fixed-Income Funds	2.8
Liabilities in Excess of Other Assets	(8.5)

TEN LARGEST HOLDINGS

Security(a)	Percent of Net Assets

iShares ESG Aware MSCI USA ETF	50.4%
iShares ESG Aware MSCI EAFE ETF	25.1
BlackRock Cash Funds: Institutional, SL Agency Shares	8.0
iShares ESG Aware MSCI USA Small-Cap ETF	6.5
iShares Developed Real Estate Index Fund, Class K	4.6
iShares MSCI EAFE Small-Cap ETF	3.7
iShares ESG Aware MSCI EM ETF	3.4
iShares MSCI Canada ETF	2.3
iShares ESG Aware U.S. Aggregate Bond ETF	2.0
iShares MSCI Emerging Markets Small-Cap ETF	1.4

(a)	Excludes short-term securities.

18	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	BlackRock LifePath® ESG Index 2055 Fund

Investment Objective

BlackRock LifePath® ESG Index 2055 Fund’s (“LifePath ESG Index 2055 Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index 2055 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

GROWTH OF $10,000 INVESTMENT

The LifePath ESG Index Fund commenced operations on August 18, 2020.

(a)

The LifePath ESG Index Fund compares its performance to that of a customized weighted index (the “LifePath ESG Index 2055 Fund Custom Benchmark”) comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath ESG Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath ESG Index 2055 Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg MSCI U.S. Aggregate ESG Focus Index	Bloomberg U.S.Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small Cap Index	MSCI EM Extended ESG Focus Index	MSCI EM Small Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small Cap Extended ESG Focus Index

08/18/20 to 10/31/20	0.8%	0.2%	4.8%	5.0%	27.7%	4.2%	4.7%	1.2%	44.6%	6.8%

11/01/20 to 10/31/21	0.8	0.2	4.8	4.8	27.1	4.3	4.0	1.5	46.2	6.3
11/01/21 to 10/31/22	0.8	0.2	4.8	2.2	25.2	3.8	4.5	1.5	50.7	6.3

(a)	The LifePath ESG Index Fund commenced operations on August 18, 2020.

See “About Fund Performance” for descriptions of the indexes.

F U N D S U M M A R Y	19

Fund Summary as of October 31, 2022 (continued)	BlackRock LifePath® ESG Index 2055 Fund

Performance

	Average Annual Total Returns(a)(b)

		Since
	1 Year	Inception (c)

Institutional	(20.47)%	3.27%
Investor A	(20.74)	2.99
Class K	(20.43)	3.33

LifePath® ESG Index 2055 Fund Custom Benchmark	(20.34)	3.38
Bloomberg MSCI U.S. Aggregate ESG Focus Index	(15.71)	(7.93)
Bloomberg U.S. TIPS Index (Series-L)	(11.47)	(2.47)
FTSE EPRA Nareit Developed Index	(24.95)	0.50
MSCI Canada Custom Capped Index	(13.86)	8.72
MSCI EAFE Extended ESG Focus Index	(23.69)	(1.47)
MSCI EAFE Small Cap Index	(30.28)	(3.71)
MSCI EM Extended ESG Focus Index	(33.08)	(9.79)
MSCI EM Small Cap Index	(23.42)	4.46
MSCI USA Extended ESG Focus Index	(17.37)	6.62
MSCI USA Small Cap Extended ESG Focus Index	(16.19)	11.57

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)

LifePath ESG Index 2055 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2055.

(c)	The LifePath ESG Index Fund commenced operations on August 18, 2020.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	99.3%
Money Market Funds	3.5
Fixed-Income Funds	1.0
Liabilities in Excess of Other Assets	(3.8)

TEN LARGEST HOLDINGS

Security(a)	Percent of Net Assets

iShares ESG Aware MSCI USA ETF	51.5%
iShares ESG Aware MSCI EAFE ETF	25.6
iShares ESG Aware MSCI USA Small-Cap ETF	6.6
iShares Developed Real Estate Index Fund, Class K	4.7
iShares MSCI EAFE Small-Cap ETF	3.7
iShares ESG Aware MSCI EM ETF	3.5
BlackRock Cash Funds: Institutional, SL Agency Shares	3.1
iShares MSCI Canada ETF	2.3
iShares MSCI Emerging Markets Small-Cap ETF	1.4
iShares ESG Aware U.S. Aggregate Bond ETF	0.8

(a)	Excludes short-term securities.

20	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	BlackRock LifePath® ESG Index 2060 Fund

Investment Objective

BlackRock LifePath® ESG Index 2060 Fund’s (“LifePath ESG Index 2060 Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index 2060 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

GROWTH OF $10,000 INVESTMENT

The LifePath ESG Index Fund commenced operations on August 18, 2020.

(a)

The LifePath ESG Index Fund compares its performance to that of a customized weighted index (the “LifePath ESG Index 2060 Fund Custom Benchmark”) comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath ESG Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath ESG Index 2060 Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg MSCI U.S. Aggregate ESG Focus Index	Bloomberg U.S.Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small Cap Index	MSCI EM Extended ESG Focus Index	MSCI EM Small Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small Cap Extended ESG Focus Index

08/18/20 to 10/31/20	0.9%	0.1%	4.8%	5.0%	27.7%	4.2%	4.7%	1.2%	44.6%	6.8%

11/01/20 to 10/31/21	0.9	0.1	4.8	4.8	27.1	4.3	4.0	1.5	46.2	6.3
11/01/21 to 10/31/22	0.9	0.1	4.8	2.2	25.2	3.8	4.5	1.5	50.7	6.3

(a)	The LifePath ESG Index Fund commenced operations on August 18, 2020.

See “About Fund Performance” for descriptions of the indexes.

F U N D S U M M A R Y	21

Fund Summary as of October 31, 2022 (continued)	BlackRock LifePath® ESG Index 2060 Fund

Performance

	Average Annual Total Returns(a)(b)

		Since
	1 Year	Inception(c)

Institutional	(20.53)%	3.25%
Investor A	(20.75)	2.98
Class K	(20.48)	3.29

LifePath® ESG Index 2060 Fund Custom Benchmark	(20.35)	3.38
Bloomberg MSCI U.S. Aggregate ESG Focus Index	(15.71)	(7.93)
Bloomberg U.S. TIPS Index (Series-L)	(11.47)	(2.47)
FTSE EPRA Nareit Developed Index	(24.95)	0.50
MSCI Canada Custom Capped Index	(13.86)	8.72
MSCI EAFE Extended ESG Focus Index	(23.69)	(1.47)
MSCI EAFE Small Cap Index	(30.28)	(3.71)
MSCI EM Extended ESG Focus Index	(33.08)	(9.79)
MSCI EM Small Cap Index	(23.42)	4.46
MSCI USA Extended ESG Focus Index	(17.37)	6.62
MSCI USA Small Cap Extended ESG Focus Index	(16.19)	11.57

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)

LifePath ESG Index 2060 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2060.

(c)	The LifePath ESG Index Fund commenced operations on August 18, 2020.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	99.2%
Money Market Funds	3.3
Fixed-Income Funds	1.0
Liabilities in Excess of Other Assets	(3.5)

TEN LARGEST HOLDINGS

Security(a)	Percent of Net Assets

iShares ESG Aware MSCI USA ETF	51.5%
iShares ESG Aware MSCI EAFE ETF	25.6
iShares ESG Aware MSCI USA Small-Cap ETF	6.5
iShares Developed Real Estate Index Fund, Class K	4.7
iShares MSCI EAFE Small-Cap ETF	3.7
iShares ESG Aware MSCI EM ETF	3.5
BlackRock Cash Funds: Institutional, SL Agency Shares	2.9
iShares MSCI Canada ETF	2.3
iShares MSCI Emerging Markets Small-Cap ETF	1.4
iShares ESG Aware U.S. Aggregate Bond ETF	0.9

(a)	Excludes short-term securities.

22	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	BlackRock LifePath® ESG Index 2065 Fund

Investment Objective

BlackRock LifePath® ESG Index 2065 Fund’s (“LifePath ESG Index 2065 Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index 2065 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

GROWTH OF $10,000 INVESTMENT

The LifePath ESG Index Fund commenced operations on August 18, 2020.

(a)

The LifePath ESG Index Fund compares its performance to that of a customized weighted index (the “LifePath ESG Index 2065 Fund Custom Benchmark”) comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath ESG Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath ESG Index 2065 Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg MSCI U.S. Aggregate ESG Focus Index	Bloomberg U.S.Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small Cap Index	MSCI EM Extended ESG Focus Index	MSCI EM Small Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small Cap Extended ESG Focus Index

08/18/20 to 10/31/20	1.0%	0.0%	4.8%	5.0%	27.7%	4.2%	4.7%	1.2%	44.6%	6.8%
11/01/20 to 10/31/21	1.0	0.0	4.8	4.8	27.1	4.3	4.0	1.5	46.2	6.3
11/01/21 to 10/31/22	1.0	0.0	4.8	2.2	25.2	3.8	4.5	1.5	50.7	6.3

(a)	The LifePath ESG Index Fund commenced operations on August 18, 2020.
See “About Fund Performance” for descriptions of the indexes.

F U N D S U M M A R Y	23

Fund Summary as of October 31, 2022 (continued)	BlackRock LifePath® ESG Index 2065 Fund

Performance

	Average Annual Total Returns(a)(b)

		Since
	1 Year	Inception (c)

Institutional	(20.46)%	3.29%
Investor A	(20.59)	3.05
Class K	(20.42)	3.34

LifePath® ESG Index 2065 Fund Custom Benchmark	(20.35)	3.37
Bloomberg MSCI U.S. Aggregate ESG Focus Index	(15.71)	(7.93)
Bloomberg U.S. TIPS Index (Series-L)	(11.47)	(2.47)
FTSE EPRA Nareit Developed Index	(24.95)	0.50
MSCI Canada Custom Capped Index	(13.86)	8.72
MSCI EAFE Extended ESG Focus Index	(23.69)	(1.47)
MSCI EAFE Small Cap Index	(30.28)	(3.71)
MSCI EM Extended ESG Focus Index	(33.08)	(9.79)
MSCI EM Small Cap Index	(23.42)	4.46
MSCI USA Extended ESG Focus Index	(17.37)	6.62
MSCI USA Small Cap Extended ESG Focus Index	(16.19)	11.57

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)

LifePath ESG Index 2065 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2065.

(c)	The LifePath ESG Index Fund commenced operations on August 18, 2020.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	99.5%
Money Market Funds	2.2
Fixed-Income Funds	1.0
Liabilities in Excess of Other Assets	(2.7)

TEN LARGEST HOLDINGS

Security(a)	Percent of Net Assets

iShares ESG Aware MSCI USA ETF	51.7%
iShares ESG Aware MSCI EAFE ETF	25.7
iShares ESG Aware MSCI USA Small-Cap ETF	6.6
iShares Developed Real Estate Index Fund, Class K	4.7
iShares MSCI EAFE Small-Cap ETF	3.7
iShares ESG Aware MSCI EM ETF	3.4
iShares MSCI Canada ETF	2.3
BlackRock Cash Funds: Institutional, SL Agency Shares	2.0
iShares MSCI Emerging Markets Small-Cap ETF	1.4
iShares ESG Aware U.S. Aggregate Bond ETF	1.0

(a)	Excludes short-term securities.

24	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on LifePath ESG Index Fund distributions or the redemption of LifePath ESG Index Fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Fund Advisors (“BFA” or the “Manager”) and BlackRock Advisors, LLC (“BAL” or the “Administrator”), each LifePath ESG Index Fund’s investment adviser and administrator, respectively, have contractually and/or voluntarily agreed to waive and/or reimburse a portion of each LifePath ESG Index Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each LifePath ESG Index Fund’s performance would have been lower. With respect to each LifePath ESG Index Fund’s voluntary waiver(s), if any, the Manager and the Administrator are under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing their fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to each LifePath ESG Index Fund’s contractual waiver(s), if any, the Manager and the Administrator are under no obligation to continue waiving and/or reimbursing their fees after the applicable termination date of such agreement. See Notes to Financial Statements for additional information on waivers and/or reimbursements.

The LifePath ESG Index Funds’ custom benchmarks are hypothetical representations of the performance of the respective LifePath ESG Index Fund’s asset classes according to their weightings as of the most recent quarter-end. The weightings of the various indexes that are included in the LifePath ESG Index Funds’ custom benchmarks are adjusted quarterly to reflect the LifePath Index ESG Funds’ changing asset allocations over time. As of October 31, 2022, the following indexes are used to calculate the LifePath ESG Index Funds’ custom benchmarks: Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (“TIPS”) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index.

The Bloomberg MSCI U.S. Aggregate ESG Focus Index is an optimized fixed-income index designed to reflect the performance of U.S. dollar-denominated, investment-grade bonds from issuers generally evaluated for favorable ESG practices, while exhibiting risk and return characteristics similar to those of the Bloomberg U.S. Aggregate Bond Index. The Bloomberg U.S. TIPS Index (Series-L) is a market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury. The FTSE EPRA Nareit Developed Index is a global market capitalization weighted index composed of listed real estate securities from developed market countries in North America, Europe, and Asia. The MSCI Canada Custom Capped Index is an index that is designed to measure the performance of the large and mid-cap segments of the Canadian market. The MSCI Canada Custom Capped Index uses a variation of MSCI 25/50 Indexes methodology. The MSCI EAFE Extended ESG Focus Index is an index based on the MSCI EAFE Index, its parent index, which includes securities across Developed Markets (DM) countries* around the world, excluding the US and Canada. The Index is designed to maximize exposure to positive environmental, social and governance (ESG) factors while exhibiting risk and return characteristics similar to those of the MSCI EAFE Index. The MSCI EAFE Small Cap Index is an equity index which captures small cap representation across Developed Markets countries around the world, excluding the US and Canada. The index covers approximately 14% of the free float-adjusted market capitalization in each country. The MSCI EM Extended ESG Focus Index is an index based on the MSCI Emerging Markets Index, its parent index, which includes securities across Emerging Markets (EM) countries. The index is designed to maximize exposure to positive ESG factors while exhibiting risk and return characteristics similar to those of the MSCI Emerging Markets Index. The MSCI EM Small Cap Index is an equity index which includes small cap representation across Emerging Markets countries. The index covers approximately 14% of the free float-adjusted market capitalization in each country. The MSCI USA Extended ESG Focus Index is an optimized equity index designed to reflect the equity performance of U.S. companies that have favorable ESG characteristics, while exhibiting risk and return characteristics similar to those of the MSCI USA Index. The MSCI USA Small Cap Extended ESG Focus Index is an index based on the MSCI USA Small Cap Index, its parent index, which includes small cap stocks across the U.S. equity markets. The Index is designed to maximize exposure to positive ESG factors while exhibiting risk and return characteristics similar to those of the MSCI USA Small Cap Index.

A B O U T F U N D P E R F O R M A N C E	25

Disclosure of Expenses

Shareholders of each LifePath ESG Index Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period (or from commencement of operations if less than 6 months) and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each LifePath ESG Index Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their LifePath ESG Index Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a LifePath ESG Index Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these LifePath ESG Index Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical 5% Return

	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period (a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period (a)	Annualized Expense Ratio

LifePath ESG Index Retirement Fund
Institutional	$ 1,000.00	$ 923.10	$ 0.53	$ 1,000.00	$ 1,024.65	$ 0.56	0.11%
Investor A	1,000.00	923.00	1.70	1,000.00	1,023.44	1.79	0.35
Class K	1,000.00	923.40	0.29	1,000.00	1,024.90	0.31	0.06

LifePath ESG Index 2025 Fund
Institutional	1,000.00	922.10	0.44	1,000.00	1,024.75	0.46	0.09
Investor A	1,000.00	920.80	1.69	1,000.00	1,023.44	1.79	0.35
Class K	1,000.00	921.40	0.24	1,000.00	1,024.95	0.26	0.05

LifePath ESG Index 2030 Fund
Institutional	1,000.00	919.30	0.44	1,000.00	1,024.75	0.46	0.09
Investor A	1,000.00	918.00	1.64	1,000.00	1,023.49	1.73	0.34
Class K	1,000.00	919.50	0.19	1,000.00	1,025.00	0.20	0.04

LifePath ESG Index 2035 Fund
Institutional	1,000.00	915.60	0.34	1,000.00	1,024.85	0.36	0.07
Investor A	1,000.00	913.40	1.54	1,000.00	1,023.59	1.63	0.32
Class K	1,000.00	915.80	0.14	1,000.00	1,025.05	0.15	0.03

LifePath ESG Index 2040 Fund
Institutional	1,000.00	910.60	0.29	1,000.00	1,024.90	0.31	0.06
Investor A	1,000.00	909.40	1.49	1,000.00	1,023.64	1.58	0.31
Class K	1,000.00	910.90	0.05	1,000.00	1,025.16	0.05	0.01

LifePath ESG Index 2045 Fund
Institutional	1,000.00	908.10	0.24	1,000.00	1,024.95	0.26	0.05
Investor A	1,000.00	907.90	1.44	1,000.00	1,023.69	1.53	0.30
Class K	1,000.00	908.50	—	1,000.00	1,025.21	—	—

LifePath ESG Index 2050 Fund
Institutional	1,000.00	906.10	0.24	1,000.00	1,024.95	0.26	0.05
Investor A	1,000.00	905.70	1.44	1,000.00	1,023.69	1.53	0.30
Class K	1,000.00	906.40	—	1,000.00	1,025.21	—	—

LifePath ESG Index 2055 Fund
Institutional	1,000.00	907.00	0.24	1,000.00	1,024.95	0.26	0.05
Investor A	1,000.00	904.90	1.44	1,000.00	1,023.69	1.53	0.30
Class K	1,000.00	907.30	—	1,000.00	1,025.21	—	—

LifePath ESG Index 2060 Fund
Institutional	1,000.00	906.80	0.24	1,000.00	1,024.95	0.26	0.05
Investor A	1,000.00	905.50	1.44	1,000.00	1,023.69	1.53	0.30
Class K	1,000.00	907.10	—	1,000.00	1,025.21	—	—

LifePath ESG Index 2065 Fund
Institutional	1,000.00	906.90	0.24	1,000.00	1,024.95	0.26	0.05
Investor A	1,000.00	905.70	1.44	1,000.00	1,023.69	1.53	0.30
Class K	1,000.00	907.10	—	1,000.00	1,025.21	—	—

(a)

For each class of the LifePath ESG Index Funds, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

26	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2022	BlackRock LifePath® ESG Index Retirement Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 40.6%
iShares Developed Real Estate Index Fund, Class K	4,777	$40,936
iShares ESG Aware MSCI EAFE ETF	3,153	187,288
iShares ESG Aware MSCI EM ETF	930	25,380
iShares ESG Aware MSCI USA ETF	4,032	345,744
iShares ESG Aware MSCI USA Small-Cap ETF	2,685	90,538
iShares MSCI Canada ETF(b)	811	26,787
iShares MSCI EAFE Small-Cap ETF	532	27,100
iShares MSCI Emerging Markets Small-Cap ETF	202	9,228

		753,001

Fixed-Income Funds — 60.0%
iShares ESG Aware U.S. Aggregate Bond ETF(b)	21,025	960,632
iShares TIPS Bond ETF	1,410	150,010

		1,110,642

Money Market Funds — 39.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(c)(d)	733,086	732,939
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(c)	3,606	3,606

		736,545

Total Investments — 140.4% (Cost: $2,814,303)		2,600,188

Liabilities in Excess of Other Assets — (40.4)%		(748,020)

Net Assets — 100.0%		$1,852,168

(a)	Affiliate of the Fund.

(b)	All or a portion of this security is on loan.

(c)	Annualized 7-day yield as of period end.

(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,019,240	$—	$(286,051	)(a)	$(246)	$(4)	$732,939	733,086	$2,151	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,145	—	(4,539	)(a)	—	—	3,606	3,606	40		—
iShares Developed Real Estate Index Fund, Class K	52,944	7,771	(6,489)		584	(13,874)	40,936	4,777	1,133		86
iShares ESG Aware MSCI EAFE ETF	250,459	39,518	(34,971)		(1,179)	(66,539)	187,288	3,153	7,955		—
iShares ESG Aware MSCI EM ETF	14,989	17,033	(746)		(141)	(5,755)	25,380	930	416		—
iShares ESG Aware MSCI USA ETF	429,294	84,509	(91,417)		4,800	(81,442)	345,744	4,032	5,403		—
iShares ESG Aware MSCI USA Small-Cap ETF	104,239	20,374	(16,299)		(808)	(16,968)	90,538	2,685	1,159		—
iShares ESG Aware U.S. Aggregate Bond ETF	1,159,108	187,521	(184,959)		(24,397)	(176,641)	960,632	21,025	17,044		—
iShares MSCI Canada ETF	5,916	26,905	(2,353)		(325)	(3,356)	26,787	811	226		—
iShares MSCI EAFE Small-Cap ETF	32,864	7,933	(2,078)		(237)	(11,382)	27,100	532	1,183		—
iShares MSCI Emerging Markets Small-Cap ETF	10,083	2,682	(805)		(60)	(2,672)	9,228	202	297		—
iShares TIPS Bond ETF	177,694	20,415	(16,726)		(1,381)	(29,992)	150,010	1,410	11,292		—

					$(23,390)	$(408,625)	$2,600,188		$48,299		$86

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) October 31, 2022	BlackRock LifePath® ESG Index Retirement Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$753,001	$—	$—	$753,001
Fixed-Income Funds	1,110,642	—	—	1,110,642
Money Market Funds	736,545	—	—	736,545

	$2,600,188	$—	$—	$2,600,188

See notes to financial statements.

28	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2022	BlackRock LifePath® ESG Index 2025 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 46.9%
iShares Developed Real Estate Index Fund, Class K	6,258	$53,630
iShares ESG Aware MSCI EAFE ETF	5,109	303,475
iShares ESG Aware MSCI EM ETF	1,509	41,181
iShares ESG Aware MSCI USA ETF	6,608	566,636
iShares ESG Aware MSCI USA Small-Cap ETF	3,891	131,205
iShares MSCI Canada ETF(b)	1,149	37,951
iShares MSCI EAFE Small-Cap ETF	859	43,757
iShares MSCI Emerging Markets Small-Cap ETF	340	15,531

		1,193,366

Fixed-Income Funds — 53.5%
iShares ESG Aware U.S. Aggregate Bond ETF(b)	25,447	1,162,673
iShares TIPS Bond ETF	1,852	197,034

		1,359,707

Money Market Funds — 44.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(c)(d)	1,123,905	1,123,681
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(c)	5,067	5,067

		1,128,748

Total Investments — 144.8% (Cost: $3,925,369)		3,681,821

Liabilities in Excess of Other Assets — (44.8)%		(1,138,275)

Net Assets — 100.0%		$ 2,543,546

(a)	Affiliate of the Fund.

(b)	All or a portion of this security is on loan.

(c)	Annualized 7-day yield as of period end.

(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$107,719	$1,015,806	(a)	$—		$150	$6	$1,123,681	1,123,905	$1,745	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,051	—		(1,984	)(a)	—	—	5,067	5,067	47		—
iShares Developed Real Estate Index Fund, Class K	65,264	13,017		(7,886)		617	(17,382)	53,630	6,258	1,411		106
iShares ESG Aware MSCI EAFE ETF	376,417	73,692		(42,893)		(3,237)	(100,504)	303,475	5,109	12,250		—
iShares ESG Aware MSCI EM ETF	51,333	17,270		(9,211)		(1,891)	(16,320)	41,181	1,509	1,417		—
iShares ESG Aware MSCI USA ETF	674,771	151,448		(136,143)		4,449	(127,889)	566,636	6,608	8,642		—
iShares ESG Aware MSCI USA Small-Cap ETF	150,612	27,458		(21,054)		(1,353)	(24,458)	131,205	3,891	1,663		—
iShares ESG Aware U.S. Aggregate Bond ETF	1,249,025	311,888		(170,435)		(22,086)	(205,719)	1,162,673	25,447	19,255		—
iShares MSCI Canada ETF	28,641	16,078		(1,549)		(45)	(5,174)	37,951	1,149	583		—
iShares MSCI EAFE Small-Cap ETF	55,968	9,757		(2,260)		(469)	(19,239)	43,757	859	1,988		—
iShares MSCI Emerging Markets Small-Cap ETF	18,333	2,995		(852)		(146)	(4,799)	15,531	340	543		—
iShares TIPS Bond ETF	212,949	33,154		(9,869)		(877)	(38,323)	197,034	1,852	13,941		—

						$(24,888)	$(559,801)	$3,681,821		$63,485		$106

(a)	Represents net amount purchased (sold).

(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) October 31, 2022	BlackRock LifePath® ESG Index 2025 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$1,193,366	$—	$—	$1,193,366
Fixed-Income Funds	1,359,707	—	—	1,359,707
Money Market Funds	1,128,748	—	—	1,128,748

	$3,681,821	$—	$—	$3,681,821

See notes to financial statements.

30	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2022	BlackRock LifePath® ESG Index 2030 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 59.4%
iShares Developed Real Estate Index Fund, Class K	9,153	$78,441
iShares ESG Aware MSCI EAFE ETF(b)	7,375	438,075
iShares ESG Aware MSCI EM ETF	2,112	57,636
iShares ESG Aware MSCI USA ETF(b)	9,813	841,465
iShares ESG Aware MSCI USA Small-Cap ETF(b)	4,770	160,844
iShares MSCI Canada ETF(b)	1,351	44,624
iShares MSCI EAFE Small-Cap ETF(b)	1,250	63,675
iShares MSCI Emerging Markets Small-Cap ETF	519	23,708

		1,708,468

Fixed-Income Funds — 40.9%
iShares ESG Aware U.S. Aggregate Bond ETF(b)	21,458	980,416
iShares TIPS Bond ETF	1,836	195,332

		1,175,748

Money Market Funds — 36.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(c)(d)	1,049,416	1,049,206
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(c)	5,785	5,785

		1,054,991

Total Investments — 137.0% (Cost: $4,164,781)		3,939,207

Liabilities in Excess of Other Assets — (37.0)%		(1,064,166)

Net Assets — 100.0%		$2,875,041

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$494,118	$555,139	(a)	$—		$(28)	$(23)	$1,049,206	1,049,416	$1,698	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,132	—		(2,347	)(a)	—	—	5,785	5,785	50		—
iShares Developed Real Estate Index Fund, Class K	100,362	16,387		(12,677)		342	(25,973)	78,441	9,153	2,207		172
iShares ESG Aware MSCI EAFE ETF	560,660	96,929		(66,130)		(6,899)	(146,485)	438,075	7,375	18,137		—
iShares ESG Aware MSCI EM ETF	80,139	12,284		(4,908)		(745)	(29,134)	57,636	2,112	2,258		—
iShares ESG Aware MSCI USA ETF	1,001,932	190,835		(162,630)		(5,418)	(183,254)	841,465	9,813	12,857		—
iShares ESG Aware MSCI USA Small-Cap ETF	198,126	23,428		(26,217)		(2,378)	(32,115)	160,844	4,770	2,122		—
iShares ESG Aware U.S. Aggregate Bond ETF	1,104,419	265,435		(189,954)		(20,651)	(178,833)	980,416	21,458	16,791		—
iShares MSCI Canada ETF	59,554	6,021		(12,881)		2,004	(10,074)	44,624	1,351	1,136		—
iShares MSCI EAFE Small-Cap ETF	84,866	13,846		(4,990)		(840)	(29,207)	63,675	1,250	3,071		—
iShares MSCI Emerging Markets Small-Cap ETF	27,744	5,238		(1,725)		(203)	(7,346)	23,708	519	870		—
iShares TIPS Bond ETF	220,541	30,883		(16,074)		(1,022)	(38,996)	195,332	1,836	14,382		—

						$(35,838)	$(681,440)	$3,939,207		$75,579		$172

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) October 31, 2022	BlackRock LifePath® ESG Index 2030 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$1,708,468	$—	$—	$1,708,468
Fixed-Income Funds	1,175,748	—	—	1,175,748
Money Market Funds	1,054,991	—	—	1,054,991

	$3,939,207	$—	$—	$3,939,207

See notes to financial statements.

32	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2022	BlackRock LifePath® ESG Index 2035 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 71.2%
iShares Developed Real Estate Index Fund, Class K	9,005	$77,174
iShares ESG Aware MSCI EAFE ETF	7,173	426,076
iShares ESG Aware MSCI EM ETF	2,153	58,755
iShares ESG Aware MSCI USA ETF(b)	9,736	834,862
iShares ESG Aware MSCI USA Small-Cap ETF	4,076	137,443
iShares MSCI Canada ETF(b)	1,266	41,816
iShares MSCI EAFE Small-Cap ETF	1,213	61,790
iShares MSCI Emerging Markets Small-Cap ETF	498	22,749

		1,660,665

Fixed-Income Funds — 29.3%
iShares ESG Aware U.S. Aggregate Bond ETF(b)	12,173	556,184
iShares TIPS Bond ETF	1,190	126,604

		682,788

Money Market Funds — 24.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(c)(d)	575,562	575,447
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(c)	5,790	5,790

		581,237

Total Investments — 125.4% (Cost: $3,033,205)		2,924,690

Liabilities in Excess of Other Assets — (25.4)%		(591,907)

Net Assets — 100.0%		$2,332,783

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,041,898	$—	$(466,205	)(a)	$(232)	$(14)	$575,447	575,562	$3,101	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,283	—	(493	)(a)	—	—	5,790	5,790	55		—
iShares Developed Real Estate Index Fund, Class K	89,754	19,704	(8,334)		1,168	(25,118)	77,174	9,005	1,961		146
iShares ESG Aware MSCI EAFE ETF	494,361	118,045	(48,008)		(1,421)	(136,901)	426,076	7,173	16,358		—
iShares ESG Aware MSCI EM ETF	72,435	24,711	(8,896)		(3,626)	(25,869)	58,755	2,153	2,012		—
iShares ESG Aware MSCI USA ETF	877,033	214,265	(85,160)		684	(171,960)	834,862	9,736	11,760		—
iShares ESG Aware MSCI USA Small-Cap ETF	148,330	27,251	(12,853)		385	(25,670)	137,443	4,076	1,661		—
iShares ESG Aware U.S. Aggregate Bond ETF	551,410	197,028	(87,631)		(10,898)	(93,725)	556,184	12,173	8,734		—
iShares MSCI Canada ETF	65,705	8,573	(24,762)		4,742	(12,442)	41,816	1,266	1,180		—
iShares MSCI EAFE Small-Cap ETF	75,030	17,191	(2,735)		(178)	(27,518)	61,790	1,213	2,809		—
iShares MSCI Emerging Markets Small-Cap ETF	23,894	6,080	(545)		(16)	(6,664)	22,749	498	714		—
iShares TIPS Bond ETF	128,284	25,935	(3,344)		(170)	(24,101)	126,604	1,190	8,537		—

					$(9,562)	$(549,982)	$2,924,690		$58,882		$146

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) October 31, 2022	BlackRock LifePath® ESG Index 2035 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$1,660,665	$—	$—	$1,660,665
Fixed-Income Funds	682,788	—	—	682,788
Money Market Funds	581,237	—	—	581,237

	$2,924,690	$—	$—	$2,924,690

See notes to financial statements.

34	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2022	BlackRock LifePath® ESG Index 2040 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 82.0%
iShares Developed Real Estate Index Fund, Class K	12,276	$105,211
iShares ESG Aware MSCI EAFE ETF	9,785	581,229
iShares ESG Aware MSCI EM ETF	2,922	79,741
iShares ESG Aware MSCI USA ETF	13,437	1,152,223
iShares ESG Aware MSCI USA Small-Cap ETF	5,014	169,072
iShares MSCI Canada ETF(b)	1,586	52,385
iShares MSCI EAFE Small-Cap ETF(b)	1,686	85,885
iShares MSCI Emerging Markets Small-Cap ETF	701	32,022

		2,257,768

Fixed-Income Funds — 18.3%
iShares ESG Aware U.S. Aggregate Bond ETF	8,650	395,219
iShares TIPS Bond ETF	1,014	107,879

		503,098

Money Market Funds — 3.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(c)(d)	90,718	90,700
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(c)	8,157	8,157

		98,857

Total Investments — 103.9% (Cost: $2,945,272)		2,859,723

Liabilities in Excess of Other Assets — (3.9)%		(108,662)

Net Assets — 100.0%		$2,751,061

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$98,358	$—		$(7,109	)(a)	$(549)	$—	$90,700	90,718	$2,679	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,949	1,208	(a)	—		—	—	8,157	8,157	68		—
iShares Developed Real Estate Index Fund, Class K	114,569	36,306		(14,029)		(371)	(31,264)	105,211	12,276	2,549		186
iShares ESG Aware MSCI EAFE ETF	623,072	213,839		(76,967)		(8,137)	(170,578)	581,229	9,785	21,386		—
iShares ESG Aware MSCI EM ETF	87,969	58,802		(26,470)		(11,029)	(29,531)	79,741	2,922	2,509		—
iShares ESG Aware MSCI USA ETF	1,101,641	370,291		(98,903)		(7,673)	(213,133)	1,152,223	13,437	15,332		—
iShares ESG Aware MSCI USA Small-Cap ETF	161,329	48,695		(13,581)		(361)	(27,010)	169,072	5,014	1,899		—
iShares ESG Aware U.S. Aggregate Bond ETF	350,186	171,267		(57,375)		(6,970)	(61,889)	395,219	8,650	5,823		—
iShares MSCI Canada ETF	93,640	17,286		(47,743)		6,490	(17,288)	52,385	1,586	1,670		—
iShares MSCI EAFE Small-Cap ETF	99,049	28,283		(4,680)		(740)	(36,027)	85,885	1,686	3,723		—
iShares MSCI Emerging Markets Small-Cap ETF	32,999	9,470		(1,119)		(128)	(9,200)	32,022	701	976		—
iShares TIPS Bond ETF	96,502	35,223		(4,258)		(284)	(19,304)	107,879	1,014	6,889		—

						$(29,752)	$(615,224)	$2,859,723		$65,503		$186

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) October 31, 2022	BlackRock LifePath® ESG Index 2040 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$2,257,768	$—	$—	$2,257,768
Fixed-Income Funds	503,098	—	—	503,098
Money Market Funds	98,857	—	—	98,857

	$2,859,723	$—	$—	$2,859,723

See notes to financial statements.

36	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2022	BlackRock LifePath® ESG Index 2045 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 91.6%
iShares Developed Real Estate Index Fund, Class K	17,126	$146,767
iShares ESG Aware MSCI EAFE ETF	13,405	796,257
iShares ESG Aware MSCI EM ETF	3,977	108,532
iShares ESG Aware MSCI USA ETF	18,562	1,591,691
iShares ESG Aware MSCI USA Small-Cap ETF	6,352	214,189
iShares MSCI Canada ETF(b)	2,152	71,081
iShares MSCI EAFE Small-Cap ETF	2,290	116,653
iShares MSCI Emerging Markets Small-Cap ETF	976	44,584

		3,089,754

Fixed-Income Funds — 8.6%
iShares ESG Aware U.S. Aggregate Bond ETF	4,757	217,347
iShares TIPS Bond ETF	687	73,090

		290,437

Money Market Funds — 2.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(c)(d)	68,040	68,027
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(c)	9,165	9,165

		77,192

Total Investments — 102.5% (Cost: $3,564,241)		3,457,383

Liabilities in Excess of Other Assets — (2.5)%		(84,868)

Net Assets — 100.0%		$3,372,515

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$374,640	$—		$(305,994	)(a)	$(619)	$—	$68,027	68,040	$3,547	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,548	1,617	(a)	—		—	—	9,165	9,165	115		—
iShares Developed Real Estate Index Fund, Class K	129,530	77,088		(18,178)		(1,106)	(40,567)	146,767	17,126	3,213		223
iShares ESG Aware MSCI EAFE ETF	706,693	445,438		(124,728)		(16,923)	(214,223)	796,257	13,405	27,511		—
iShares ESG Aware MSCI EM ETF	100,907	115,608		(52,763)		(20,499)	(34,721)	108,532	3,977	3,135		—
iShares ESG Aware MSCI USA ETF	1,242,666	752,249		(122,069)		(11,201)	(269,954)	1,591,691	18,562	20,017		—
iShares ESG Aware MSCI USA Small-Cap ETF	166,708	96,575		(18,559)		(1,145)	(29,390)	214,189	6,352	2,278		—
iShares ESG Aware U.S. Aggregate Bond ETF	150,450	120,374		(18,609)		(2,195)	(32,673)	217,347	4,757	2,939		—
iShares MSCI Canada ETF	114,954	45,197		(74,339)		6,990	(21,721)	71,081	2,152	2,227		—
iShares MSCI EAFE Small-Cap ETF	112,774	60,239		(8,799)		(1,918)	(45,643)	116,653	2,290	4,754		—
iShares MSCI Emerging Markets Small-Cap ETF	38,072	20,714		(1,759)		(197)	(12,246)	44,584	976	1,203		—
iShares TIPS Bond ETF	52,240	35,977		(2,546)		(198)	(12,383)	73,090	687	4,293		—

						$(49,011)	$(713,521)	$3,457,383		$75,232		$223

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) October 31, 2022	BlackRock LifePath® ESG Index 2045 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$3,089,754	$—	$—	$3,089,754
Fixed-Income Funds	290,437	—	—	290,437
Money Market Funds	77,192	—	—	77,192

	$3,457,383	$—	$—	$3,457,383

See notes to financial statements.

38	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2022	BlackRock LifePath® ESG Index 2050 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 97.4%
iShares Developed Real Estate Index Fund, Class K	18,299	$156,820
iShares ESG Aware MSCI EAFE ETF	14,369	853,519
iShares ESG Aware MSCI EM ETF	4,273	116,610
iShares ESG Aware MSCI USA ETF	19,960	1,711,570
iShares ESG Aware MSCI USA Small-Cap ETF	6,590	222,215
iShares MSCI Canada ETF(b)	2,314	76,432
iShares MSCI EAFE Small-Cap ETF(b)	2,445	124,548
iShares MSCI Emerging Markets Small-Cap ETF(c)	1,045	47,736

		3,309,450

Fixed-Income Funds — 2.8%
iShares ESG Aware U.S. Aggregate Bond ETF(b)	1,478	67,530
iShares TIPS Bond ETF	247	26,278

		93,808

Money Market Funds — 8.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(c)(d)	274,168	274,113
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(a)(c)	9,477	9,477

		283,590

Total Investments — 108.5% (Cost: $3,783,421)		3,686,848

Liabilities in Excess of Other Assets — (8.5)%		(289,634)

Net Assets — 100.0%		$3,397,214

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,258,401	$—		$(983,721	)(a)	$(555)	$(12)	$274,113	274,168	$2,884	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,424	2,053	(a)	—		—	—	9,477	9,477	107		—
iShares Developed Real Estate Index Fund, Class K	129,836	84,628		(13,905)		(495)	(43,244)	156,820	18,299	3,238		210
iShares ESG Aware MSCI EAFE ETF	724,341	503,919		(131,255)		(13,084)	(230,402)	853,519	14,369	29,155		—
iShares ESG Aware MSCI EM ETF	102,581	133,339		(60,990)		(21,928)	(36,392)	116,610	4,273	3,148		—
iShares ESG Aware MSCI USA ETF	1,268,383	841,896		(106,292)		(3,068)	(289,349)	1,711,570	19,960	20,857		—
iShares ESG Aware MSCI USA Small-Cap ETF	161,737	104,650		(15,377)		2,428	(31,223)	222,215	6,590	2,271		—
iShares ESG Aware U.S. Aggregate Bond ETF	41,127	37,594		(1,015)		(62)	(10,114)	67,530	1,478	875		—
iShares MSCI Canada ETF	123,221	52,309		(82,764)		7,114	(23,448)	76,432	2,314	2,345		—
iShares MSCI EAFE Small-Cap ETF	117,196	66,815		(9,473)		(1,790)	(48,200)	124,548	2,445	5,004		—
iShares MSCI Emerging Markets Small-Cap ETF	39,355	22,744		(1,332)		(36)	(12,995)	47,736	1,045	1,186		—
iShares TIPS Bond ETF	15,955	14,794		(508)		(14)	(3,949)	26,278	247	1,347		—

						$(31,490)	$(729,328)	$3,686,848		$72,417		$210

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) October 31, 2022	BlackRock LifePath® ESG Index 2050 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$3,309,450	$—	$—	$3,309,450
Fixed-Income Funds	93,808	—	—	93,808
Money Market Funds	283,590	—	—	283,590

	$3,686,848	$—	$—	$3,686,848

See notes to financial statements.

40	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2022	BlackRock LifePath® ESG Index 2055 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 99.3%
iShares Developed Real Estate Index Fund, Class K	13,951	$119,562
iShares ESG Aware MSCI EAFE ETF	10,992	652,925
iShares ESG Aware MSCI EM ETF	3,264	89,075
iShares ESG Aware MSCI USA ETF	15,322	1,313,861
iShares ESG Aware MSCI USA Small-Cap ETF	4,949	166,880
iShares MSCI Canada ETF(b)	1,763	58,232
iShares MSCI EAFE Small-Cap ETF	1,862	94,850
iShares MSCI Emerging Markets Small-Cap ETF	792	36,179

		2,531,564

Fixed-Income Funds — 1.0%
iShares ESG Aware U.S. Aggregate Bond ETF(b)	449	20,515
iShares TIPS Bond ETF	60	6,383

		26,898

Money Market Funds — 3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(c)(d)	78,937	78,921
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(c)	9,689	9,689

		88,610

Total Investments — 103.8% (Cost: $2,649,628)		2,647,072
Liabilities in Excess of Other Assets — (3.8)%		(97,869)

Net Assets — 100.0%		$2,549,203

(a)	Affiliate of the Fund.

(b)	All or a portion of this security is on loan.

(c)	Annualized 7-day yield as of period end.

(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,230,477	$—		$(1,151,049	)(a)	$(504)	$(3)	$78,921	78,937	$3,033	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,183	2,506	(a)	—		—	—	9,689	9,689	60		—
iShares Developed Real Estate Index Fund, Class K	128,914	41,581		(14,705)		413	(36,641)	119,562	13,951	2,933		212
iShares ESG Aware MSCI EAFE ETF	717,460	264,752		(121,168)		(10,313)	(197,806)	652,925	10,992	25,006		—
iShares ESG Aware MSCI EM ETF	98,060	93,515		(53,649)		(18,795)	(30,056)	89,075	3,264	2,889		—
iShares ESG Aware MSCI USA ETF	1,255,525	405,577		(89,346)		(1,575)	(256,320)	1,313,861	15,322	17,754		—
iShares ESG Aware MSCI USA Small-Cap ETF	156,317	51,352		(14,749)		2,369	(28,409)	166,880	4,949	1,871		—
iShares ESG Aware U.S. Aggregate Bond ETF	21,445	6,634		(3,633)		(505)	(3,426)	20,515	449	333		—
iShares MSCI Canada ETF	123,064	24,319		(76,032)		12,396	(25,515)	58,232	1,763	2,190		—
iShares MSCI EAFE Small-Cap ETF	116,434	31,090		(9,580)		(1,742)	(41,352)	94,850	1,862	4,415		—
iShares MSCI Emerging Markets Small-Cap ETF	38,805	9,727		(1,302)		(66)	(10,985)	36,179	792	1,176		—
iShares TIPS Bond ETF	7,077	1,415		(827)		(77)	(1,205)	6,383	60	454		—

						$(18,399)	$(631,718)	$2,647,072		$62,114		$212

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) October 31, 2022	BlackRock LifePath® ESG Index 2055 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$2,531,564	$—	$—	$2,531,564
Fixed-Income Funds	26,898	—	—	26,898
Money Market Funds	88,610	—	—	88,610

	$2,647,072	$—	$—	$2,647,072

See notes to financial statements.

42	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2022	BlackRock LifePath® ESG Index 2060 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 99.2%
iShares Developed Real Estate Index Fund, Class K	15,074	$129,188
iShares ESG Aware MSCI EAFE ETF	11,855	704,187
iShares ESG Aware MSCI EM ETF	3,524	96,170
iShares ESG Aware MSCI USA ETF	16,505	1,415,304
iShares ESG Aware MSCI USA Small-Cap ETF	5,331	179,761
iShares MSCI Canada ETF(b)	1,902	62,823
iShares MSCI EAFE Small-Cap ETF	2,019	102,848
iShares MSCI Emerging Markets Small-Cap ETF	854	39,011

		2,729,292

Fixed-Income Funds — 1.0%
iShares ESG Aware U.S. Aggregate Bond ETF(b)	527	24,079
iShares TIPS Bond ETF	42	4,468

		28,547

Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(c)(d)	79,449	79,433
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(c)	9,827	9,827

		89,260

Total Investments — 103.5% (Cost: $2,854,697)		2,847,099

Liabilities in Excess of Other Assets — (3.5)%		(96,255)

Net Assets — 100.0%		$2,750,844

(a)	Affiliate of the Fund.

(b)	All or a portion of this security is on loan.

(c)	Annualized 7-day yield as of period end.

(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,304,763	$—		$(1,224,799	)(a)	$(524)	$(7)	$79,433	79,449	$2,714	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	9,471	356	(a)	—		—	—	9,827	9,827	73		—
iShares Developed Real Estate Index Fund, Class K	139,634	48,700		(20,283)		(570)	(38,293)	129,188	15,074	3,171		230
iShares ESG Aware MSCI EAFE ETF	786,996	306,295		(166,356)		(17,176)	(205,572)	704,187	11,855	26,702		—
iShares ESG Aware MSCI EM ETF	110,411	100,852		(62,112)		(21,362)	(31,619)	96,170	3,524	3,132		—
iShares ESG Aware MSCI USA ETF	1,378,527	494,022		(182,034)		(9,500)	(265,711)	1,415,304	16,505	19,107		—
iShares ESG Aware MSCI USA Small-Cap ETF	172,250	60,113		(24,830)		2,642	(30,414)	179,761	5,331	2,015		—
iShares ESG Aware U.S. Aggregate Bond ETF	27,565	5,910		(4,687)		(528)	(4,181)	24,079	527	405		—
iShares MSCI Canada ETF	135,484	27,803		(86,727)		12,868	(26,605)	62,823	1,902	2,371		—
iShares MSCI EAFE Small-Cap ETF	126,880	38,300		(15,935)		(3,062)	(43,335)	102,848	2,019	4,743		—
iShares MSCI Emerging Markets Small-Cap ETF	43,266	11,602		(3,987)		(438)	(11,432)	39,011	854	1,304		—
iShares TIPS Bond ETF	3,474	1,968		(242)		(16)	(716)	4,468	42	255		—

						$(37,666)	$(657,885)	$2,847,099		$65,992		$230

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) October 31, 2022	BlackRock LifePath® ESG Index 2060 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$2,729,292	$—	$—	$2,729,292
Fixed-Income Funds	28,547	—	—	28,547
Money Market Funds	89,260	—	—	89,260

	$2,847,099	$—	$—	$2,847,099

See notes to financial statements.

44	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2022	BlackRock LifePath® ESG Index 2065 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 99.5%
iShares Developed Real Estate Index Fund, Class K	11,763	$100,815
iShares ESG Aware MSCI EAFE ETF	9,272	550,757
iShares ESG Aware MSCI EM ETF	2,632	71,827
iShares ESG Aware MSCI USA ETF	12,929	1,108,662
iShares ESG Aware MSCI USA Small-Cap ETF	4,191	141,320
iShares MSCI Canada ETF(b)	1,499	49,512
iShares MSCI EAFE Small-Cap ETF	1,570	79,976
iShares MSCI Emerging Markets Small-Cap ETF	671	30,651

		2,133,520

Fixed-Income Funds — 1.0%
iShares ESG Aware U.S. Aggregate Bond ETF(b)	465	21,246

Money Market Funds — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(c)(d)	41,939	41,930
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(c)	4,319	4,319

		46,249

Total Investments — 102.7% (Cost: $2,164,266)		2,201,015

Liabilities in Excess of Other Assets — (2.7)%		(56,971)

Net Assets — 100.0%		$2,144,044

(a)	Affiliate of the Fund.

(b)	All or a portion of this security is on loan.

(c)	Annualized 7-day yield as of period end.

(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$294,947	$—	$(252,457	)(a)	$(560)	$—	$41,930	41,939	$2,683	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,003	—	(2,684	)(a)	—	—	4,319	4,319	39		—
iShares Developed Real Estate Index Fund, Class K	129,338	18,533	(14,224)		1,005	(33,837)	100,815	11,763	2,755		210
iShares ESG Aware MSCI EAFE ETF	718,674	126,360	(104,863)		(6,580)	(182,834)	550,757	9,272	22,670		—
iShares ESG Aware MSCI EM ETF	98,352	65,225	(47,531)		(16,892)	(27,327)	71,827	2,632	2,728		—
iShares ESG Aware MSCI USA ETF	1,257,422	174,821	(81,701)		(334)	(241,546)	1,108,662	12,929	16,057		—
iShares ESG Aware MSCI USA Small-Cap ETF	156,684	22,870	(13,304)		3,475	(28,405)	141,320	4,191	1,680		—
iShares ESG Aware U.S. Aggregate Bond ETF	28,337	2,253	(4,766)		(620)	(3,958)	21,246	465	390		—
iShares MSCI Canada ETF	123,613	7,891	(70,551)		15,294	(26,735)	49,512	1,499	2,075		—
iShares MSCI EAFE Small-Cap ETF	116,586	11,850	(8,766)		(1,722)	(37,972)	79,976	1,570	4,064		—
iShares MSCI Emerging Markets Small-Cap ETF	38,866	3,848	(1,877)		(175)	(10,011)	30,651	671	1,155		—

					$(7,109)	$(592,625)	$2,201,015		$56,296		$210

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued) October 31, 2022	BlackRock LifePath® ESG Index 2065 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$2,133,520	$—	$—	$2,133,520
Fixed-Income Funds	21,246	—	—	21,246
Money Market Funds	46,249	—	—	46,249

	$2,201,015	$—	$—	$2,201,015

See notes to financial statements.

46	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities

October 31, 2022

	BlackRock LifePath® ESG Index Retirement Fund	BlackRock LifePath® ESG Index 2025 Fund	BlackRock LifePath® ESG Index 2030 Fund	BlackRock LifePath® ESG Index 2035 Fund

ASSETS
Investments, at value — affiliated(a)(b)	$2,600,188	$3,681,821	$3,939,207	$2,924,690
Receivables:
Investments sold	22,287	31,471	30,383	20,622
Securities lending income — affiliated	225	338	273	234
Capital shares sold	—	352	646	—
Dividends — affiliated	8	—	—	—
From the Administrator	1,384	1,279	1,223	1,326
From the Manager	168	215	266	237

Total assets	2,624,260	3,715,476	3,971,998	2,947,109

LIABILITIES
Collateral on securities loaned	732,936	1,123,447	1,049,413	575,618
Payables:
Investments purchased	22,301	31,533	30,528	21,850
Trustees’ and Officer’s fees	1,723	1,723	1,723	1,723
Professional fees	15,102	15,103	15,089	15,102
Service fees	30	124	204	33

Total liabilities	772,092	1,171,930	1,096,957	614,326

NET ASSETS	$1,852,168	$2,543,546	$2,875,041	$2,332,783

NET ASSETS CONSIST OF
Paid-in capital	$2,087,993	$2,809,872	$3,134,835	$2,449,679

Accumulated loss	(235,825)	(266,326)	(259,794)	(116,896)

NET ASSETS	$1,852,168	$2,543,546	$2,875,041	$2,332,783

NET ASSET VALUE
Institutional
Net assets	$88,902	$92,157	$100,609	$116,977

Shares outstanding	10,000	10,000	10,616	12,101

Net asset value	$8.89	$9.22	$9.48	$9.67

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Investor A

Net assets	$148,260	$628,234	$1,018,383	$167,054

Shares outstanding	16,681	68,239	107,586	17,290

Net asset value	$8.89	$9.21	$9.47	$9.66

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Class K

Net assets	$1,615,006	$1,823,155	$1,756,049	$2,048,752

Shares outstanding	181,650	197,862	185,310	211,927

Net asset value	$8.89	$9.21	$9.48	$9.67

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

(a) Investments, at cost — affiliated	$2,814,303	$3,925,369	$4,164,781	$3,033,205
(b) Securities loaned, at value	$712,501	$1,092,133	$1,020,359	$559,562

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	47

Statements of Assets and Liabilities  (continued)

October 31, 2022

	BlackRock LifePath® ESG Index 2040 Fund	BlackRock LifePath® ESG Index 2045 Fund	BlackRock LifePath® ESG Index 2050 Fund	BlackRock LifePath® ESG Index 2055 Fund

ASSETS
Investments, at value — affiliated(a)(b)	$2,859,723	$3,457,383	$3,686,848	$2,647,072
Receivables:
Investments sold	13,859	6,062	—	270
Securities lending income — affiliated	214	342	502	423
Capital shares sold	—	809	2,283	630
From the Administrator	1,274	1,182	1,201	1,305
From the Manager	307	405	336	285

Total assets	2,875,377	3,466,183	3,691,170	2,649,985

LIABILITIES
Collateral on securities loaned	90,854	68,269	274,392	79,109
Payables:
Investments purchased	16,597	8,462	2,687	4,819
Trustees’ and Officer’s fees	1,723	1,723	1,724	1,723
Professional fees	15,102	15,076	15,102	15,102
Service fees	40	138	51	29

Total liabilities	124,316	93,668	293,956	100,782

NET ASSETS	$2,751,061	$3,372,515	$3,397,214	$2,549,203

NET ASSETS CONSIST OF
Paid-in capital	$2,865,502	$3,528,208	$3,525,189	$2,569,997

Accumulated loss	(114,441)	(155,693)	(127,975)	(20,794)

NET ASSETS	$2,751,061	$3,372,515	$3,397,214	$2,549,203

NET ASSET VALUE
Institutional
Net assets	$264,478	$105,443	$107,775	$105,766

Shares outstanding	26,687	10,406	10,553	10,361

Net asset value	$9.91	$10.13	$10.21	$10.21

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Investor A

Net assets	$232,525	$693,424	$262,702	$147,610

Shares outstanding	23,466	68,523	25,742	14,466

Net asset value	$9.91	$10.12	$10.21	$10.20

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Class K

Net assets	$2,254,058	$2,573,648	$3,026,737	$2,295,827

Shares outstanding	227,389	253,978	296,417	224,902

Net asset value	$9.91	$10.13	$10.21	$10.21

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

(a) Investments, at cost — affiliated	$2,945,272	$3,564,241	$3,783,421	$2,649,628
(b) Securities loaned, at value	$87,338	$66,325	$265,859	$76,865

See notes to financial statements.

48	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (continued)

October 31, 2022

	BlackRock LifePath® ESG Index 2060 Fund	BlackRock LifePath® ESG Index 2065 Fund

ASSETS
Investments, at value — affiliated(a)(b)	$2,847,099	$2,201,015
Receivables:
Investments sold	1	644
Securities lending income — affiliated	503	415
Capital shares sold	2,785	50
From the Administrator	1,277	1,352
From the Manager	296	272

Total assets	2,851,961	2,203,748

LIABILITIES
Collateral on securities loaned	79,666	42,162
Payables:
Investments purchased	4,584	685
Trustees’ and Officer’s fees	1,723	1,724
Professional fees	15,103	15,102
Service fees	41	31

Total liabilities	101,117	59,704

NET ASSETS	$2,750,844	$2,144,044

NET ASSETS CONSIST OF
Paid-in capital	$2,796,217	$2,114,064
Accumulated earnings (loss)	(45,373)	29,980

NET ASSETS	$2,750,844	$2,144,044

NET ASSET VALUE

Institutional

Net assets	$158,701	$102,930

Shares outstanding	15,500	10,078

Net asset value	$10.24	$10.21

Shares authorized	Unlimited	Unlimited

Par value	No par value	No par value

Investor A

Net assets	$222,027	$160,219

Shares outstanding	21,700	15,695

Net asset value	$10.23	$10.21

Shares authorized	Unlimited	Unlimited

Par value	No par value	No par value

Class K

Net assets	$2,370,116	$1,880,895

Shares outstanding	231,446	184,157

Net asset value	$10.24	$10.21

Shares authorized	Unlimited	Unlimited

Par value	No par value	No par value

(a) Investments, at cost — affiliated	$2,854,697	$2,164,266
(b) Securities loaned, at value	$77,409	$40,974

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	49

Statements of Operations

Year Ended October 31, 2022

	BlackRock LifePath® ESG Index Retirement Fund	BlackRock LifePath® ESG Index 2025 Fund	BlackRock LifePath® ESG Index 2030 Fund	BlackRock LifePath® ESG Index 2035 Fund

INVESTMENT INCOME
Dividends — affiliated	$46,232	$61,751	$73,890	$55,876
Securities lending income — affiliated — net	2,067	1,734	1,689	3,006

Total investment income	48,299	63,485	75,579	58,882

EXPENSES
Professional	15,276	15,276	15,277	15,276
Trustees and Officer	6,753	6,757	6,760	6,755
Administration — class specific	3,235	4,481	5,460	3,745
Investment advisory	1,039	1,362	1,608	1,197
Service — class specific	332	1,709	2,819	447
Miscellaneous	57	57	57	57

Total expenses	26,692	29,642	31,981	27,477
Less:

Fees waived and/or reimbursed by the Administrator/Manager	(24,990)	(26,181)	(27,293)	(26,231)

Total expenses after fees waived and/or reimbursed	1,702	3,461	4,688	1,246

Net investment income	46,597	60,024	70,891	57,636

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:

Investments — affiliated	(23,390)	(24,888)	(35,838)	(9,562)
Capital gain distributions from underlying funds — affiliated	86	106	172	146

	(23,304)	(24,782)	(35,666)	(9,416)

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	(408,625)	(559,801)	(681,440)	(549,982)

	(408,625)	(559,801)	(681,440)	(549,982)

Net realized and unrealized loss	(431,929)	(584,583)	(717,106)	(559,398)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(385,332)	$(524,559)	$(646,215)	$(501,762)

See notes to financial statements.

50	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (continued)

Year Ended October 31, 2022

	BlackRock LifePath® ESG Index 2040 Fund	BlackRock LifePath® ESG Index 2045 Fund	BlackRock LifePath® ESG Index 2050 Fund	BlackRock LifePath® ESG Index 2055 Fund

INVESTMENT INCOME
Dividends — affiliated	$62,926	$71,795	$69,634	$59,181
Securities lending income — affiliated — net	2,577	3,437	2,783	2,933

Total investment income	65,503	75,232	72,417	62,114

EXPENSES
Professional	15,276	15,276	15,276	15,276
Trustees and Officer	6,757	6,760	6,760	6,756
Administration — class specific	4,252	4,894	4,644	3,976
Investment advisory	1,340	1,521	1,485	1,281
Service — class specific	448	1,360	652	374
Miscellaneous	57	55	55	56

Total expenses	28,130	29,866	28,872	27,719
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(27,069)	(28,092)	(27,966)	(27,155)

Total expenses after fees waived and/or reimbursed	1,061	1,774	906	564

Net investment income	64,442	73,458	71,511	61,550

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	(29,752)	(49,011)	(31,490)	(18,399)
Capital gain distributions from underlying funds — affiliated	186	223	210	212

	(29,566)	(48,788)	(31,280)	(18,187)

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	(615,224)	(713,521)	(729,328)	(631,718)

	(615,224)	(713,521)	(729,328)	(631,718)

Net realized and unrealized loss	(644,790)	(762,309)	(760,608)	(649,905)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(580,348)	$(688,851)	$(689,097)	$(588,355)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	51

Statements of Operations (continued)

Year Ended October 31, 2022

	BlackRock LifePath® ESG Index 2060 Fund	BlackRock LifePath® ESG Index 2065 Fund

INVESTMENT INCOME
Dividends — affiliated	$63,388	$53,711
Securities lending income — affiliated — net	2,604	2,585

Total investment income	65,992	56,296

EXPENSES
Professional	15,275	15,274
Trustees and Officer	6,758	6,754
Administration — class specific	4,402	3,706
Investment advisory	1,392	1,190
Service — class specific	691	388
Miscellaneous	57	58

Total expenses	28,575	27,370
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(27,604)	(26,788)

Total expenses after fees waived and/or reimbursed	971	582

Net investment income	65,021	55,714

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	(37,666)	(7,109)
Capital gain distributions from underlying funds — affiliated	230	210

	(37,436)	(6,899)

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	(657,885)	(592,625)

	(657,885)	(592,625)

Net realized and unrealized loss	(695,321)	(599,524)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(630,300)	$(543,810)

See notes to financial statements.

52	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	BlackRock LifePath® ESG Index Retirement Fund		BlackRock LifePath® ESG Index 2025 Fund

	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/22	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$46,597	$34,733	$60,024	$39,278
Net realized gain (loss)	(23,304)	26,697	(24,782)	13,101
Net change in unrealized appreciation (depreciation)	(408,625)	238,091	(559,801)	365,077

Net increase (decrease) in net assets resulting from operations	(385,332)	299,521	(524,559)	417,456

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(3,563)	(1,704)	(2,798)	(1,631)
Investor A	(4,266)	(1,584)	(16,678)	(7,071)
Class K	(65,972)	(31,647)	(53,835)	(30,337)

Decrease in net assets resulting from distributions to shareholders	(73,801)	(34,935)	(73,311)	(39,039)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	71,156	16,837	249,558	560,314

NET ASSETS
Total increase (decrease) in net assets	(387,977)	281,423	(348,312)	938,731
Beginning of year	2,240,145	1,958,722	2,891,858	1,953,127

End of year	$1,852,168	$2,240,145	$2,543,546	$2,891,858

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	53

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® ESG Index 2030 Fund		BlackRock LifePath® ESG Index 2035 Fund

	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/22	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$70,891	$45,508	$57,636	$40,824
Net realized gain (loss)	(35,666)	16,971	(9,416)	29,908
Net change in unrealized appreciation (depreciation)	(681,440)	512,109	(549,982)	505,142

Net increase (decrease) in net assets resulting from operations	(646,215)	574,588	(501,762)	575,874

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(4,717)	(1,682)	(4,853)	(2,185)
Investor A	(28,575)	(12,001)	(6,186)	(1,989)
Class K	(55,230)	(31,281)	(77,098)	(36,328)

Decrease in net assets resulting from distributions to shareholders	(88,522)	(44,964)	(88,137)	(40,502)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(34,798)	1,169,633	391,648	58,031

NET ASSETS
Total increase (decrease) in net assets	(769,535)	1,699,257	(198,251)	593,403
Beginning of year	3,644,576	1,945,319	2,531,034	1,937,631

End of year	$2,875,041	$3,644,576	$2,332,783	$2,531,034

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

54	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® ESG Index 2040 Fund		BlackRock LifePath® ESG Index 2045 Fund

	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/22	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$64,442	$41,690	$73,458	$43,289
Net realized gain (loss)	(29,566)	25,417	(48,788)	17,749
Net change in unrealized appreciation (depreciation)	(615,224)	600,240	(713,521)	682,622

Net increase (decrease) in net assets resulting from operations	(580,348)	667,347	(688,851)	743,660

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(9,520)	(2,483)	(3,536)	(2,030)
Investor A	(5,367)	(2,112)	(14,940)	(3,037)
Class K	(75,745)	(36,459)	(73,945)	(37,598)

Decrease in net assets resulting from distributions to shareholders	(90,632)	(41,054)	(92,421)	(42,665)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	645,872	199,630	1,307,739	220,469

NET ASSETS
Total increase (decrease) in net assets	(25,108)	825,923	526,467	921,464
Beginning of year	2,776,169	1,950,246	2,846,048	1,924,584

End of year	$2,751,061	$2,776,169	$3,372,515	$2,846,048

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	55

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® ESG Index 2050 Fund		BlackRock LifePath® ESG Index 2055 Fund

	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/22	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$71,511	$42,377	$61,550	$42,109
Net realized gain (loss)	(31,280)	16,980	(18,187)	21,367
Net change in unrealized appreciation (depreciation)	(729,328)	711,433	(631,718)	708,384

Net increase (decrease) in net assets resulting from operations	(689,097)	770,790	(588,355)	771,860

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(3,530)	(2,025)	(3,804)	(2,055)
Investor A	(7,233)	(2,336)	(4,297)	(1,885)
Class K	(78,752)	(37,520)	(75,672)	(37,769)

Decrease in net assets resulting from distributions to shareholders	(89,515)	(41,881)	(83,773)	(41,709)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,421,147	104,042	528,216	41,781

NET ASSETS
Total increase (decrease) in net assets	642,535	832,951	(143,912)	771,932
Beginning of year	2,754,679	1,921,728	2,693,115	1,921,183

End of year	$3,397,214	$2,754,679	$2,549,203	$2,693,115

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

56	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® ESG Index 2060 Fund		BlackRock LifePath® ESG Index 2065 Fund

	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/22	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$65,021	$43,341	$55,714	$42,391
Net realized gain (loss)	(37,436)	14,339	(6,899)	22,220
Net change in unrealized appreciation (depreciation)	(657,885)	729,523	(592,625)	708,544

Net increase (decrease) in net assets resulting from operations	(630,300)	787,203	(543,810)	773,155

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(5,016)	(2,134)	(3,827)	(2,051)
Investor A	(7,645)	(2,890)	(4,579)	(1,890)
Class K	(67,919)	(37,832)	(70,212)	(37,986)

Decrease in net assets resulting from distributions to shareholders	(80,580)	(42,856)	(78,618)	(41,927)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	529,384	266,833	93,528	20,536

NET ASSETS
Total increase (decrease) in net assets	(181,496)	1,011,180	(528,900)	751,764
Beginning of year	2,932,340	1,921,160	2,672,944	1,921,180

End of year	$2,750,844	$2,932,340	$2,144,044	$2,672,944

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	57

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index Retirement Fund

	Institutional

				Period from
	Year Ended	Year Ended		08/18/20	(a)
	10/31/22	10/31/21		to 10/31/20

Net asset value, beginning of period	$11.11	$9.79		$10.00

Net investment income(b)	0.22	0.17		0.02
Net realized and unrealized gain (loss)	(2.09)	1.32			(0.22)

Net increase (decrease) from investment operations	(1.87)	1.49			(0.20)

Distributions(c)
From net investment income	(0.21)	(0.17)			(0.01)
From net realized gain	(0.14)	(0.00	)(d)	—

Total distributions	(0.35)	(0.17)			(0.01)

Net asset value, end of period	$8.89	$11.11		$9.79

Total Return(e)
Based on net asset value	(17.14)%	15.30%		(1.97	)%(f)

Ratios to Average Net Assets(g)
Total expenses	1.31%	1.35%		1.98	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.11%	0.12%		0.05	%(h)

Net investment income	2.21%	1.57%		1.17	%(h)

Supplemental Data
Net assets, end of period (000)	$89	$111		$98

Portfolio turnover rate	17%	11%			1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.

See notes to financial statements.

58	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index Retirement Fund (continued)

	Investor A

				Period from
	Year Ended	Year Ended		08/18/20	(a)
	10/31/22	10/31/21		to 10/31/20

Net asset value, beginning of period	$11.11	$9.79		$10.00

Net investment income(b)	0.20	0.14		0.02
Net realized and unrealized gain (loss)	(2.09)	1.32			(0.22)

Net increase (decrease) from investment operations	(1.89)	1.46			(0.20)

Distributions(c)
From net investment income	(0.19)	(0.14)			(0.01)
From net realized gain	(0.14)	(0.00	)(d)	—

Total distributions	(0.33)	(0.14)			(0.01)

Net asset value, end of period	$8.89	$11.11		$9.79

Total Return(e)
Based on net asset value	(17.34)%	15.02%		(2.00	)%(f)

Ratios to Average Net Assets(g)
Total expenses	1.57%	1.60%		2.22	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.36%	0.37%		0.29	%(h)

Net investment income	1.98%	1.32%		0.94	%(h)

Supplemental Data
Net assets, end of period (000)	$148	$129		$98

Portfolio turnover rate	17%	11%			1%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Amount is greater than $(0.005) per share.

(e)	Where applicable, assumes the reinvestment of distributions.

(f)	Not annualized.

(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(h)	Annualized.

(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	59

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index Retirement Fund (continued)

	Class K

				Period from
	Year Ended	Year Ended		08/18/20	(a)
	10/31/22	10/31/21		to 10/31/20

Net asset value, beginning of period	$11.11	$9.79		$10.00

Net investment income(b)	0.23	0.17		0.02
Net realized and unrealized gain (loss)	(2.09)	1.32			(0.22)

Net increase (decrease) from investment operations	(1.86)	1.49			(0.20)

Distributions(c)
From net investment income	(0.22)	(0.17)			(0.01)
From net realized gain	(0.14)	(0.00	)(d)	—

Total distributions	(0.36)	(0.17)			(0.01)

Net asset value, end of period	$8.89	$11.11		$9.79

Total Return(e)
Based on net asset value	(17.10)%	15.35%		(1.96	)%(f)

Ratios to Average Net Assets(g)
Total expenses	1.26%	1.30%		1.93	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.06%	0.07%		—	%(h)

Net investment income	2.26%	1.62%		1.23	%(h)

Supplemental Data
Net assets, end of period (000)	$1,615	$2,000		$1,763

Portfolio turnover rate	17%	11%			1%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Amount is greater than $(0.005) per share.

(e)	Where applicable, assumes the reinvestment of distributions.

(f)	Not annualized.

(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(h)	Annualized.

(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.

See notes to financial statements.

60	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2025 Fund

	Institutional

				Period from
	Year Ended	Year Ended		08/18/20	(a)
	10/31/22	10/31/21		to 10/31/20

Net asset value, beginning of period	$11.49	$9.77		$10.00

Net investment income(b)	0.23	0.17		0.02
Net realized and unrealized gain (loss)	(2.22)	1.71			(0.24)

Net increase (decrease) from investment operations	(1.99)	1.88			(0.22)

Distributions(c)
From net investment income	(0.22)	(0.16)			(0.01)
From net realized gain	(0.06)	(0.00	)(d)	—

Total distributions	(0.28)	(0.16)			(0.01)

Net asset value, end of period	$9.22	$11.49		$9.77

Total Return(e)
Based on net asset value	(17.56)%	19.36%		(2.16	)%(f)

Ratios to Average Net Assets(g)
Total expenses	1.06%	1.17%		1.98	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.10%	0.10%		0.05	%(h)

Net investment income	2.19%	1.52%		1.12	%(h)

Supplemental Data
Net assets, end of period (000)	$92	$115		$98

Portfolio turnover rate	15%	12%			1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	61

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2025 Fund (continued)

	Investor A

				Period from
	Year Ended	Year Ended		08/18/20	(a)
	10/31/22	10/31/21		to 10/31/20

Net asset value, beginning of period	$11.48	$9.76		$10.00

Net investment income(b)	0.20	0.14		0.02
Net realized and unrealized gain (loss)	(2.21)	1.72			(0.25)

Net increase (decrease) from investment operations	(2.01)	1.86			(0.23)

Distributions(c)
From net investment income	(0.20)	(0.14)			(0.01)
From net realized gain	(0.06)	(0.00	)(d)	—

Total distributions	(0.26)	(0.14)			(0.01)

Net asset value, end of period	$9.21	$11.48		$9.76

Total Return(e)
Based on net asset value	(17.78)%	19.19%		(2.29	)%(f)

Ratios to Average Net Assets(g)
Total expenses	1.31%	1.36%		2.23	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.35%	0.35%		0.30	%(h)

Net investment income	1.97%	1.22%		0.87	%(h)

Supplemental Data
Net assets, end of period (000)	$628	$709		$98

Portfolio turnover rate	15%	12%			1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.

See notes to financial statements.

62	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2025 Fund (continued)

	Class K

				Period from
	Year Ended	Year Ended		08/18/20	(a)
	10/31/22	10/31/21		to 10/31/20

Net asset value, beginning of period	$11.49	$9.77		$10.00

Net investment income(b)	0.24	0.17		0.02
Net realized and unrealized gain (loss)	(2.23)	1.72			(0.24)

Net increase (decrease) from investment operations	(1.99)	1.89			(0.22)

Distributions(c)
From net investment income	(0.23)	(0.17)			(0.01)
From net realized gain	(0.06)	(0.00	)(d)	—

Total distributions	(0.29)	(0.17)			(0.01)

Net asset value, end of period	$9.21	$11.49		$9.77

Total Return(e)
Based on net asset value	(17.60)%	19.42%		(2.15	)%(f)

Ratios to Average Net Assets(g)
Total expenses	1.01%	1.12%		1.93	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.05%	0.05%		—	%(h)

Net investment income	2.29%	1.57%		1.18	%(h)

Supplemental Data
Net assets, end of period (000)	$1,823	$2,068		$1,758

Portfolio turnover rate	15%	12%			1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	63

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2030 Fund

	Institutional

				Period from
	Year Ended	Year Ended		08/18/20	(a)
	10/31/22	10/31/21		to 10/31/20

Net asset value, beginning of period	$11.92	$9.73		$10.00

Net investment income(b)	0.25	0.17		0.02
Net realized and unrealized gain (loss)	(2.39)	2.19			(0.27)

Net increase (decrease) from investment operations	(2.14)	2.36			(0.25)

Distributions(c)
From net investment income	(0.24)	(0.17)			(0.02)
From net realized gain	(0.06)	(0.00	)(d)	—

Total distributions	(0.30)	(0.17)			(0.02)

Net asset value, end of period	$9.48	$11.92		$9.73

Total Return(e)
Based on net asset value	(18.24)%	24.34%		(2.55	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.92%	1.05%		1.98	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.09%	0.08%		0.05	%(h)

Net investment income	2.32%	1.47%		1.10	%(h)

Supplemental Data
Net assets, end of period (000)	$101	$253		$97

Portfolio turnover rate	16%	11%			1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.

See notes to financial statements.

64	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2030 Fund (continued)

	Investor A

				Period from
	Year Ended	Year Ended		08/18/20	(a)
	10/31/22	10/31/21		to 10/31/20

Net asset value, beginning of period	$11.91	$9.72		$10.00

Net investment income(b)	0.21	0.15		0.02
Net realized and unrealized gain (loss)	(2.38)	2.19			(0.29)

Net increase (decrease) from investment operations	(2.17)	2.34			(0.27)

Distributions(c)
From net investment income	(0.21)	(0.15)			(0.01)
From net realized gain	(0.06)	(0.00	)(d)	—

Total distributions	(0.27)	(0.15)			(0.01)

Net asset value, end of period	$9.47	$11.91		$9.72

Total Return(e)
Based on net asset value	(18.44)%	24.17%		(2.68	)%(f)

Ratios to Average Net Assets(g)
Total expenses	1.19%	1.25%		2.23	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.34%	0.33%		0.30	%(h)

Net investment income	2.01%	1.31%		0.85	%(h)

Supplemental Data
Net assets, end of period (000)	$1,018	$1,246		$97

Portfolio turnover rate	16%	11%			1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	65

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2030 Fund (continued)

	Class K

				Period from
	Year Ended	Year Ended		08/18/20	(a)
	10/31/22	10/31/21		to 10/31/20

Net asset value, beginning of period	$11.92	$9.73		$10.00

Net investment income(b)	0.25	0.18		0.02
Net realized and unrealized gain (loss)	(2.39)	2.18			(0.27)

Net increase (decrease) from investment operations	(2.14)	2.36			(0.25)

Distributions(c)
From net investment income	(0.24)	(0.17)			(0.02)
From net realized gain	(0.06)	(0.00	)(d)	—

Total distributions	(0.30)	(0.17)			(0.02)

Net asset value, end of period	$9.48	$11.92		$9.73

Total Return(e)
Based on net asset value	(18.18)%	24.40%		(2.55	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.89%	1.01%		1.93	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.04%	0.04%		—	%(h)

Net investment income	2.31%	1.60%		1.16	%(h)

Supplemental Data
Net assets, end of period (000)	$1,756	$2,146		$1,751

Portfolio turnover rate	16%	11%			1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.

See notes to financial statements.

66	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2035 Fund

	Institutional

				Period from
	Year Ended	Year Ended		08/18/20	(a)
	10/31/21	10/31/21		to 10/31/20

Net asset value, beginning of period	$12.34	$9.69		$10.00

Net investment income(b)	0.26	0.20		0.02
Net realized and unrealized gain (loss)	(2.53)	2.65			(0.31)

Net increase (decrease) from investment operations	(2.27)	2.85			(0.29)

Distributions(c)
From net investment income	(0.25)	(0.20)			(0.02)
From net realized gain	(0.15)	(0.00	)(d)	—

Total distributions	(0.40)	(0.20)			(0.02)

Net asset value, end of period	$9.67	$12.34		$9.69

Total Return(e)
Based on net asset value	(18.79)%	29.53%		(2.94	)%(f)

Ratios to Average Net Assets(g)
Total expenses	1.17%	1.26%		1.98	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.08%	0.07%		0.05	%(h)

Net investment income	2.37%	1.70%		1.10	%(h)

Supplemental Data
Net assets, end of period (000)	$117	$148		$97

Portfolio turnover rate	12%	11%			2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	67

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2035 Fund (continued)

	Investor A

				Period from
	Year Ended	Year Ended		08/18/20	(a)
	10/31/22	10/31/21		to 10/31/20

Net asset value, beginning of period	$12.34	$9.69		$10.00

Net investment income(b)	0.23	0.17		0.02
Net realized and unrealized gain (loss)	(2.53)	2.65			(0.32)

Net increase (decrease) from investment operations	(2.30)	2.82			(0.30)

Distributions(c)
From net investment income	(0.23)	(0.17)			(0.01)
From net realized gain	(0.15)	(0.00	)(d)	—

Total distributions	(0.38)	(0.17)			(0.01)

Net asset value, end of period	$9.66	$12.34		$9.69

Total Return(e)
Based on net asset value	(19.07)%	29.24%		(2.97	)%(f)

Ratios to Average Net Assets(g)
Total expenses	1.42%	1.50%		2.23	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.33%	0.32%		0.30	%(h)

Net investment income	2.14%	1.47%		0.85	%(h)

Supplemental Data
Net assets, end of period (000)	$167	$161		$97

Portfolio turnover rate	12%	11%			2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.

See notes to financial statements.

68	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2035 Fund (continued)

	Class K

				Period from
	Year Ended	Year Ended		08/18/20	(a)
	10/31/22	10/31/21		to 10/31/20

Net asset value, beginning of period	$12.34	$9.69		$10.00

Net investment income(b)	0.26	0.20		0.02
Net realized and unrealized gain (loss)	(2.52)	2.65			(0.31)

Net increase (decrease) from investment operations	(2.26)	2.85			(0.29)

Distributions(c)
From net investment income	(0.26)	(0.20)			(0.02)
From net realized gain	(0.15)	(0.00	)(d)	—

Total distributions	(0.41)	(0.20)			(0.02)

Net asset value, end of period	$9.67	$12.34		$9.69

Total Return(e)
Based on net asset value	(18.74)%	29.59%		(2.94	)%(f)

Ratios to Average Net Assets(g)
Total expenses	1.12%	1.22%		1.93	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.03%	0.02%		—	%(h)

Net investment income	2.43%	1.75%		1.16	%(h)

Supplemental Data
Net assets, end of period (000)	$2,049	$2,222		$1,744

Portfolio turnover rate	12%	11%			2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	69

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2040 Fund

	Institutional

				Period from
	Year Ended	Year Ended		08/18/20	(a)
	10/31/22	10/31/21		to 10/31/20

Net asset value, beginning of period	$12.73	$9.65		$10.00

Net investment income(b)	0.26	0.19		0.02
Net realized and unrealized gain (loss)	(2.70)	3.09			(0.35)

Net increase (decrease) from investment operations	(2.44)	3.28			(0.33)

Distributions(c)
From net investment income	(0.26)	(0.20)			(0.02)
From net realized gain	(0.12)	(0.00	)(d)	—

Total distributions	(0.38)	(0.20)			(0.02)

Net asset value, end of period	$9.91	$12.73		$9.65

Total Return(e)
Based on net asset value	(19.53)%	34.16%		(3.34	)%(f)

Ratios to Average Net Assets(g)
Total expenses	1.08%	1.20%		1.98	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.06%	0.06%		0.05	%(h)

Net investment income	2.36%	1.60%		1.06	%(h)

Supplemental Data
Net assets, end of period (000)	$264	$305		$97

Portfolio turnover rate	13%	10%			2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.

See notes to financial statements.

70	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2040 Fund (continued)

		Investor A

				Period from
	Year Ended	Year Ended		08/18/20	(a)
	10/31/22	10/31/21		to 10/31/20

Net asset value, beginning of period	$12.73	$9.65		$10.00

Net investment income(b)	0.23	0.17		0.02
Net realized and unrealized gain (loss)	(2.70)	3.08			(0.36)

Net increase (decrease) from investment operations	(2.47)	3.25			(0.34)

Distributions(c)
From net investment income	(0.23)	(0.17)			(0.01)
From net realized gain	(0.12)	(0.00	)(d)	—

Total distributions	(0.35)	(0.17)			(0.01)

Net asset value, end of period	$9.91	$12.73		$9.65

Total Return(e)
Based on net asset value	(19.73)%	33.83%		(3.36	)%(f)

Ratios to Average Net Assets(g)
Total expenses	1.32%	1.48%		2.24	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.31%	0.31%		0.30	%(h)

Net investment income	2.07%	1.43%		0.81	%(h)

Supplemental Data
Net assets, end of period (000)	$233	$180		$116

Portfolio turnover rate	13%	10%			2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.93%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	71

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2040 Fund (continued)

		Class K

				Period from
	Year Ended	Year Ended		08/18/20	(a)
	10/31/22	10/31/21		to 10/31/20

Net asset value, beginning of period	$12.73	$9.65		$10.00

Net investment income(b)	0.27	0.21		0.02
Net realized and unrealized gain (loss)	(2.70)	3.07			(0.35)

Net increase (decrease) from investment operations	(2.43)	3.28			(0.33)

Distributions(c)
From net investment income	(0.27)	(0.20)			(0.02)
From net realized gain	(0.12)	(0.00	)(d)	—

Total distributions	(0.39)	(0.20)			(0.02)

Net asset value, end of period	$9.91	$12.73		$9.65

Total Return(e)
Based on net asset value	(19.49)%	34.20%		(3.33	)%(f)

Ratios to Average Net Assets(g)
Total expenses	1.02%	1.18%		1.93	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.01%	0.01%		—	%(h)

Net investment income	2.44%	1.74%		1.11	%(h)

Supplemental Data
Net assets, end of period (000)	$2,254	$2,292		$1,737

Portfolio turnover rate	13%	10%			2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.

See notes to financial statements.

72	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2045 Fund

		Institutional

			Period from
	Year Ended	Year Ended	08/18/20	(a)
	10/31/22	10/31/21	to 10/31/20

Net asset value, beginning of period	$13.06	$9.62	$10.00

Net investment income(b)	0.27	0.21	0.02
Net realized and unrealized gain (loss)	(2.85)	3.43		(0.38)

Net increase (decrease) from investment operations	(2.58)	3.64		(0.36)

Distributions(c)
From net investment income	(0.27)	(0.20)		(0.02)
From net realized gain	(0.08)	—	—

Total distributions	(0.35)	(0.20)		(0.02)

Net asset value, end of period	$10.13	$13.06	$9.62

Total Return(d)
Based on net asset value	(20.08)%	38.08%	(3.63	)%(e)

Ratios to Average Net Assets(f)
Total expenses	0.99%	1.21%	1.98	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.05%	0.05%	0.05	%(g)

Net investment income	2.36%	1.72%	1.06	%(g)

Supplemental Data
Net assets, end of period (000)	$105	$131	$96

Portfolio turnover rate	15%	11%		3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	73

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2045 Fund (continued)

		Investor A

			Period from
	Year Ended	Year Ended	08/18/20	(a)
	10/31/22	10/31/21	to 10/31/20

Net asset value, beginning of period	$13.05	$9.62	$10.00

Net investment income(b)	0.24	0.17	0.02
Net realized and unrealized gain (loss)	(2.84)	3.44		(0.39)

Net increase (decrease) from investment operations	(2.60)	3.61		(0.37)

Distributions(c)
From net investment income	(0.25)	(0.18)		(0.01)
From net realized gain	(0.08)	—	—

Total distributions	(0.33)	(0.18)		(0.01)

Net asset value, end of period	$10.12	$13.05	$9.62

Total Return(d)
Based on net asset value	(20.27)%	37.74%	(3.66	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.23%	1.42%	2.23	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.30%	0.30%	0.30	%(g)

Net investment income	2.11%	1.40%	0.81	%(g)

Supplemental Data
Net assets, end of period (000)	$693	$365	$96

Portfolio turnover rate	15%	11%		3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.

See notes to financial statements.

74	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2045 Fund (continued)

		Class K

			Period from
	Year Ended	Year Ended	08/18/20	(a)
	10/31/22	10/31/21	to 10/31/20

Net asset value, beginning of period	$13.06	$9.62	$10.00

Net investment income(b)	0.28	0.21	0.02
Net realized and unrealized gain (loss)	(2.85)	3.44		(0.38)

Net increase (decrease) from investment operations	(2.57)	3.65		(0.36)

Distributions(c)
From net investment income	(0.28)	(0.21)		(0.02)
From net realized gain	(0.08)	—	—

Total distributions	(0.36)	(0.21)		(0.02)

Net asset value, end of period	$10.13	$13.06	$9.62

Total Return(d)
Based on net asset value	(20.03)%	38.15%	(3.63	)%(e)

Ratios to Average Net Assets(f)
Total expenses	0.93%	1.16%	1.93	%(g)(h)

Total expenses after fees waived and/or reimbursed	—%	—%	—	%(g)

Net investment income	2.49%	1.77%	1.11	%(g)

Supplemental Data
Net assets, end of period (000)	$2,574	$2,351	$1,732

Portfolio turnover rate	15%	11%		3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	75

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2050 Fund

	Institutional

			Period from
	Year Ended	Year Ended	08/18/20	(a)
	10/31/22	10/31/21	to 10/31/20

Net asset value, beginning of period	$13.22	$9.61	$10.00

Net investment income(b)	0.27	0.20	0.02
Net realized and unrealized gain (loss)	(2.93)	3.61		(0.39)

Net increase (decrease) from investment operations	(2.66)	3.81		(0.37)

Distributions(c)
From net investment income	(0.27)	(0.20)		(0.02)
From net realized gain	(0.08)	—	—

Total distributions	(0.35)	(0.20)		(0.02)

Net asset value, end of period	$10.21	$13.22	$9.61

Total Return(d)
Based on net asset value	(20.46)%	39.90%	(3.73	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.01%	1.21%	1.98	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.05%	0.05%	0.05	%(g)

Net investment income	2.31%	1.68%	1.05	%(g)

Supplemental Data
Net assets, end of period (000)	$108	$132	$96

Portfolio turnover rate	14%	8%		3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.

See notes to financial statements.

76	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2050 Fund (continued)

	Investor A

			Period from
	Year Ended	Year Ended	08/18/20	(a)
	10/31/22	10/31/21	to 10/31/20

Net asset value, beginning of period	$13.21	$9.61	$10.00

Net investment income(b)	0.22	0.17	0.02
Net realized and unrealized gain (loss)	(2.90)	3.61		(0.40)

Net increase (decrease) from investment operations	(2.68)	3.78		(0.38)

Distributions(c)
From net investment income	(0.24)	(0.18)		(0.01)
From net realized gain	(0.08)	—	—

Total distributions	(0.32)	(0.18)		(0.01)

Net asset value, end of period	$10.21	$13.21	$9.61

Total Return(d)
Based on net asset value	(20.58)%	39.49%	(3.76	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.26%	1.44%	2.23	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.30%	0.30%	0.30	%(g)

Net investment income	1.92%	1.41%	0.81	%(g)

Supplemental Data
Net assets, end of period (000)	$263	$243	$96

Portfolio turnover rate	14%	8%		3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	77

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2050 Fund (continued)

	Class K

			Period from
	Year Ended	Year Ended	08/18/20	(a)
	10/31/22	10/31/21	to 10/31/20

Net asset value, beginning of period	$13.22	$9.61	$10.00

Net investment income(b)	0.28	0.21	0.02
Net realized and unrealized gain (loss)	(2.94)	3.61		(0.39)

Net increase (decrease) from investment operations	(2.66)	3.82		(0.37)

Distributions(c)
From net investment income	(0.27)	(0.21)		(0.02)
From net realized gain	(0.08)	—	—

Total distributions	(0.35)	(0.21)		(0.02)

Net asset value, end of period	$10.21	$13.22	$9.61

Total Return(d)
Based on net asset value	(20.41)%	39.96%	(3.72	)%(e)

Ratios to Average Net Assets(f)
Total expenses	0.94%	1.16%	1.93	%(g)(h)

Total expenses after fees waived and/or reimbursed	—%	—%	—	%(g)

Net investment income	2.46%	1.74%	1.11	%(g)

Supplemental Data
Net assets, end of period (000)	$3,027	$2,379	$1,730

Portfolio turnover rate	14%	8%		3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.

See notes to financial statements.

78	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2055 Fund

	Institutional

			Period from
	Year Ended	Year Ended	08/18/20	(a)
	10/31/22	10/31/21	to 10/31/20

Net asset value, beginning of period	$13.25	$9.61	$10.00

Net investment income(b)	0.27	0.21	0.02
Net realized and unrealized gain (loss)	(2.93)	3.63		(0.39)

Net increase (decrease) from investment operations	(2.66)	3.84		(0.37)

Distributions(c)
From net investment income	(0.27)	(0.20)		(0.02)
From net realized gain	(0.11)	—	—

Total distributions	(0.38)	(0.20)		(0.02)

Net asset value, end of period	$10.21	$13.25	$9.61

Total Return(d)
Based on net asset value	(20.47)%	40.22%	(3.73	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.11%	1.22%	1.98	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.05%	0.05%	0.05	%(g)

Net investment income	2.33%	1.69%	1.06	%(g)

Supplemental Data
Net assets, end of period (000)	$106	$133	$96

Portfolio turnover rate	15%	9%		3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	79

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2055 Fund (continued)

	Investor A

			Period from
	Year Ended	Year Ended	08/18/20	(a)
	10/31/22	10/31/21	to 10/31/20

Net asset value, beginning of period	$13.25	$9.60	$10.00

Net investment income(b)	0.24	0.18	0.02
Net realized and unrealized gain (loss)	(2.94)	3.65		(0.41)

Net increase (decrease) from investment operations	(2.70)	3.83		(0.39)

Distributions(c)
From net investment income	(0.24)	(0.18)		(0.01)
From net realized gain	(0.11)	—	—

Total distributions	(0.35)	(0.18)		(0.01)

Net asset value, end of period	$10.20	$13.25	$9.60

Total Return(d)
Based on net asset value	(20.74)%	40.05%	(3.86	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.36%	1.47%	2.23	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.30%	0.30%	0.30	%(g)

Net investment income	2.06%	1.44%	0.81	%(g)

Supplemental Data
Net assets, end of period (000)	$148	$175	$96

Portfolio turnover rate	15%	9%		3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.

See notes to financial statements.

80	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2055 Fund (continued)

	Class K

			Period from
	Year Ended	Year Ended	08/18/20	(a)
	10/31/22	10/31/21	to 10/31/20

Net asset value, beginning of period	$13.25	$9.61	$10.00

Net investment income(b)	0.28	0.21	0.02
Net realized and unrealized gain (loss)	(2.93)	3.64		(0.39)

Net increase (decrease) from investment operations	(2.65)	3.85		(0.37)

Distributions(c)
From net investment income	(0.28)	(0.21)		(0.02)
From net realized gain	(0.11)	—	—

Total distributions	(0.39)	(0.21)		(0.02)

Net asset value, end of period	$10.21	$13.25	$9.61

Total Return(d)
Based on net asset value	(20.43)%	40.29%	(3.72	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.06%	1.18%	1.93	%(g)(h)

Total expenses after fees waived and/or reimbursed	—%	—%	—	%(g)

Net investment income	2.43%	1.74%	1.11	%(g)

Supplemental Data
Net assets, end of period (000)	$2,296	$2,385	$1,729

Portfolio turnover rate	15%	9%		3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	81

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2060 Fund

	Institutional

			Period from
	Year Ended	Year Ended	08/18/20	(a)
	10/31/22	10/31/21	to 10/31/20

Net asset value, beginning of period	$13.25	$9.61	$10.00

Net investment income(b)	0.27	0.20	0.02
Net realized and unrealized gain (loss)	(2.95)	3.65		(0.39)

Net increase (decrease) from investment operations	(2.68)	3.85		(0.37)

Distributions(c)
From net investment income	(0.26)	(0.21)		(0.02)
From net realized gain	(0.07)	—	—

Total distributions	(0.33)	(0.21)		(0.02)

Net asset value, end of period	$10.24	$13.25	$9.61

Total Return(d)
Based on net asset value	(20.53)%	40.24%	(3.73	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.04%	1.19%	1.98	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.05%	0.05%	0.05	%(g)

Net investment income	2.31%	1.66%	1.05	%(g)

Supplemental Data
Net assets, end of period (000)	$159	$196	$96

Portfolio turnover rate	20%	9%		3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.

See notes to financial statements.

82	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2060 Fund (continued)

	Investor A

			Period from
	Year Ended	Year Ended	08/18/20	(a)
	10/31/22	10/31/21	to 10/31/20

Net asset value, beginning of period	$13.24	$9.60	$10.00

Net investment income(b)	0.24	0.18	0.02
Net realized and unrealized gain (loss)	(2.94)	3.64		(0.41)

Net increase (decrease) from investment operations	(2.70)	3.82		(0.39)

Distributions(c)
From net investment income	(0.24)	(0.18)		(0.01)
From net realized gain	(0.07)	—	—

Total distributions	(0.31)	(0.18)		(0.01)

Net asset value, end of period	$10.23	$13.24	$9.60

Total Return(d)
Based on net asset value	(20.75)%	40.02%	(3.86	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.30%	1.41%	2.23	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.30%	0.30%	0.30	%(g)

Net investment income	2.05%	1.42%	0.81	%(g)

Supplemental Data
Net assets, end of period (000)	$222	$351	$96

Portfolio turnover rate	20%	9%		3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	83

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2060 Fund (continued)

	Class K

			Period from
	Year Ended	Year Ended	08/18/20	(a)
	10/31/22	10/31/21	to 10/31/20

Net asset value, beginning of period	$13.25	$9.61	$10.00

Net investment income(b)	0.27	0.21	0.02
Net realized and unrealized gain (loss)	(2.94)	3.64		(0.39)

Net increase (decrease) from investment operations	(2.67)	3.85		(0.37)

Distributions(c)
From net investment income	(0.27)	(0.21)		(0.02)
From net realized gain	(0.07)	—	—

Total distributions	(0.34)	(0.21)		(0.02)

Net asset value, end of period	$10.24	$13.25	$9.61

Total Return(d)
Based on net asset value	(20.48)%	40.30%	(3.72	)%(e)

Ratios to Average Net Assets(f)
Total expenses	0.99%	1.15%	1.93	%(g)(h)

Total expenses after fees waived and/or reimbursed	—%	—%	—	%(g)

Net investment income	2.37%	1.75%	1.11	%(g)

Supplemental Data
Net assets, end of period (000)	$2,370	$2,385	$1,729

Portfolio turnover rate	20%	9%		3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.

See notes to financial statements.

84	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2065 Fund

	Institutional

			Period from
	Year Ended	Year Ended	08/18/20	(a)
	10/31/22	10/31/21	to 10/31/20

Net asset value, beginning of period	$13.25	$9.61	$10.00

Net investment income(b)	0.27	0.21	0.02
Net realized and unrealized gain (loss)	(2.93)	3.64		(0.39)

Net increase (decrease) from investment operations	(2.66)	3.85		(0.37)

Distributions(c)
From net investment income	(0.27)	(0.21)		(0.02)
From net realized gain	(0.11)	—	—

Total distributions	(0.38)	(0.21)		(0.02)

Net asset value, end of period	$10.21	$13.25	$9.61

Total Return(d)
Based on net asset value	(20.46)%	40.24%	(3.73	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.18%	1.22%	1.98	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.05%	0.05%	0.05	%(g)

Net investment income	2.31%	1.70%	1.04	%(g)

Supplemental Data
Net assets, end of period (000)	$103	$132	$96

Portfolio turnover rate	15%	10%		3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	85

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2065 Fund (continued)

	Investor A

			Period from
	Year Ended	Year Ended	08/18/20	(a)
	10/31/22	10/31/21	to 10/31/20

Net asset value, beginning of period	$13.24	$9.60	$10.00

Net investment income(b)	0.24	0.17	0.02
Net realized and unrealized gain (loss)	(2.92)	3.65		(0.41)

Net increase (decrease) from investment operations	(2.68)	3.82		(0.39)

Distributions(c)
From net investment income	(0.24)	(0.18)		(0.01)
From net realized gain	(0.11)	—	—

Total distributions	(0.35)	(0.18)		(0.01)

Net asset value, end of period	$10.21	$13.24	$9.60

Total Return(d)
Based on net asset value	(20.59)%	39.95%	(3.85	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.43%	1.47%	2.23	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.30%	0.30%	0.30	%(g)

Net investment income	2.05%	1.43%	0.80	%(g)

Supplemental Data
Net assets, end of period (000)	$160	$155	$96

Portfolio turnover rate	15%	10%		3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.

See notes to financial statements.

86	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2065 Fund (continued)

	Class K

			Period from
	Year Ended	Year Ended	08/18/20	(a)
	10/31/22	10/31/21	to 10/31/20

Net asset value, beginning of period	$13.25	$9.61	$10.00

Net investment income(b)	0.27	0.21	0.02
Net realized and unrealized gain (loss)	(2.92)	3.64		(0.39)

Net increase (decrease) from investment operations	(2.65)	3.85		(0.37)

Distributions(c)
From net investment income	(0.28)	(0.21)		(0.02)
From net realized gain	(0.11)	—	—

Total distributions	(0.39)	(0.21)		(0.02)

Net asset value, end of period	$10.21	$13.25	$9.61

Total Return(d)
Based on net asset value	(20.42)%	40.31%	(3.72	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.13%	1.17%	1.93	%(g)(h)

Total expenses after fees waived and/or reimbursed	—%	—%	—	%(g)

Net investment income	2.36%	1.75%	1.10	%(g)

Supplemental Data
Net assets, end of period (000)	$1,881	$2,385	$1,729

Portfolio turnover rate	15%	10%		3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	87

Notes to Financial Statements

1.	ORGANIZATION

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification

BlackRock LifePath® ESG Index Retirement Fund	LifePath ESG Index Retirement Fund	Diversified
BlackRock LifePath® ESG Index 2025 Fund	LifePath ESG Index 2025 Fund	Diversified
BlackRock LifePath® ESG Index 2030 Fund	LifePath ESG Index 2030 Fund	Diversified
BlackRock LifePath® ESG Index 2035 Fund	LifePath ESG Index 2035 Fund	Diversified
BlackRock LifePath® ESG Index 2040 Fund	LifePath ESG Index 2040 Fund	Diversified
BlackRock LifePath® ESG Index 2045 Fund	LifePath ESG Index 2045 Fund	Diversified
BlackRock LifePath® ESG Index 2050 Fund	LifePath ESG Index 2050 Fund	Diversified
BlackRock LifePath® ESG Index 2055 Fund	LifePath ESG Index 2055 Fund	Diversified
BlackRock LifePath® ESG Index 2060 Fund	LifePath ESG Index 2060 Fund	Diversified
BlackRock LifePath® ESG Index 2065 Fund	LifePath ESG Index 2065 Fund	Diversified

The Funds will generally invest in other registered investment companies (each, an “Underlying Fund” and collectively, the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates, which are affiliates of the Funds.

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege

Institutional, Investor A and Class K Shares	No	No	None

The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared quarterly and paid quarterly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

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Notes to Financial Statements  (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of each Fund (the “Board”) has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value – affiliated and collateral on securities loaned, respectively.

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Notes to Financial Statements  (continued)

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:

	Securities	Cash Collateral	Non-Cash Collateral		Net
Fund Name/Counterparty	Loaned at Value	Received (a)	Received, at Fair Value	(a)	Amount

LifePath ESG Index Retirement Fund
Barclays Bank PLC	$9,149	$(9,149)	$—		$—
J.P. Morgan Securities LLC	703,352	(703,352)	—		—

	$712,501	$(712,501)	$—		$—

LifePath ESG Index 2025 Fund
Barclays Bank PLC	$66	$(66)	$—		$—
Credit Suisse Securities (USA) LLC	33	(33)	—		—
J.P. Morgan Securities LLC	1,091,671	(1,091,671)	—		—
Toronto-Dominion Bank	363	(363)	—		—

	$1,092,133	$(1,092,133)	$—		$—

LifePath ESG Index 2030 Fund
Barclays Bank PLC	$33	$(33)	$—		$—
J.P. Morgan Securities LLC	855,882	(855,882)	—		—
Toronto-Dominion Bank	1,519	(1,519)	—		—
UBS AG	162,925	(162,925)	—		—

	$1,020,359	$(1,020,359)	$—		$—

LifePath ESG Index 2035 Fund
Barclays Bank PLC	$99	$(99)	$—		$—
J.P. Morgan Securities LLC	533,705	(533,705)	—		—
Toronto-Dominion Bank	33	(33)	—		—
Wells Fargo Bank N.A.	25,725	(25,725)	—		—

	$559,562	$(559,562)	$—		$—

LifePath ESG Index 2040 Fund
Barclays Bank PLC	$1,387	$(1,387)	$—		$—
J.P. Morgan Securities LLC	85,885	(85,885)	—		—
Toronto-Dominion Bank	66	(66)	—		—

	$87,338	$(87,338)	$—		$—

LifePath ESG Index 2045 Fund
Barclays Bank PLC	$3,237	$(3,237)	$—		$—
Credit Suisse Securities (USA) LLC	562	(562)	—		—
Toronto-Dominion Bank	62,526	(62,526)	—		—

	$66,325	$(66,325)	$—		$—

LifePath ESG Index 2050 Fund
Barclays Bank PLC	$6,177	$(6,177)	$—		$—
BofA Securities, Inc.	123,784	(123,784)	—		—
J.P. Morgan Securities LLC	66,238	(66,238)	—		—
Toronto-Dominion Bank	69,660	(69,660)	—		—

	$265,859	$(265,859)	$—		$—

LifePath ESG Index 2055 Fund
Barclays Bank PLC	$3,798	$(3,798)	$—		$—
Credit Suisse Securities (USA) LLC	66	(66)	—		—
J.P. Morgan Securities LLC	19,327	(19,327)	—		—
Toronto-Dominion Bank	53,674	(53,674)	—		—

	$76,865	$(76,865)	$—		$—

LifePath ESG Index 2060 Fund
Barclays Bank PLC	$3,831	$(3,831)	$—		$—
Credit Suisse Securities (USA) LLC	66	(66)	—		—

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Notes to Financial Statements  (continued)

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount

LifePath ESG Index 2060 Fund (continued)
J.P. Morgan Securities LLC	$24,033	$(24,033)	$—	$—
Toronto-Dominion Bank	49,479	(49,479)	—	—

	$77,409	$(77,409)	$—	$—

LifePath ESG Index 2065 Fund
Barclays Bank PLC	$18,464	$(18,464)	$—	$—
Credit Suisse Securities (USA) LLC	66	(66)	—	—
J.P. Morgan Securities LLC	20,561	(20,561)	—	—
Toronto-Dominion Bank	1,883	(1,883)	—	—

	$40,974	$(40,974)	$—	$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to 0.05% of the average daily value of each Fund’s net assets.

Service Fees: The Trust, on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”),an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets of each Fund’s Investor A Shares.

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Funds. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.

For the year ended October 31, 2022, the following table shows the class specific service fees borne directly by each share class of each Fund:

Fund Name	Investor A

LifePath ESG Index Retirement Fund	$ 332
LifePath ESG Index 2025 Fund	1,709
LifePath ESG Index 2030 Fund	2,819
LifePath ESG Index 2035 Fund	447
LifePath ESG Index 2040 Fund	448
LifePath ESG Index 2045 Fund	1,360
LifePath ESG Index 2050 Fund	652
LifePath ESG Index 2055 Fund	374
LifePath ESG Index 2060 Fund	691
LifePath ESG Index 2065 Fund	388

Administration: The Trust, on behalf of each Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL” or the “Administrator”), an indirect, wholly-owned subsidiary of BlackRock, which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Funds. BAL is entitled to receive for these administrative services an annual fee of 0.20% based on the average daily net assets of each Fund’s Institutional and Investor A Shares and 0.15% of the average daily net assets of each Fund’s Class K Shares.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Funds and, accordingly, have a favorable impact on their performance. BAL may delegate certain of its administration duties to sub-administrators.

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Notes to Financial Statements  (continued)

For the year ended October 31, 2022, the following table shows the class specific administration fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Class K	Total

LifePath ESG Index Retirement Fund	$200	$266	$2,769	$3,235
LifePath ESG Index 2025 Fund	217	1,367	2,897	4,481
LifePath ESG Index 2030 Fund	292	2,255	2,913	5,460
LifePath ESG Index 2035 Fund	264	358	3,123	3,745
LifePath ESG Index 2040 Fund	568	359	3,325	4,252
LifePath ESG Index 2045 Fund	232	1,088	3,574	4,894
LifePath ESG Index 2050 Fund	235	521	3,888	4,644
LifePath ESG Index 2055 Fund	234	299	3,443	3,976
LifePath ESG Index 2060 Fund	349	553	3,500	4,402
LifePath ESG Index 2065 Fund	233	310	3,163	3,706

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended October 31, 2022, the Funds did not pay any amounts to affiliates in return for these services.

Expense Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the year ended October 31, 2022, the amounts waived were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager

LifePath ESG Index Retirement Fund	$4
LifePath ESG Index 2025 Fund	4
LifePath ESG Index 2030 Fund	4
LifePath ESG Index 2035 Fund	4
LifePath ESG Index 2040 Fund	6
LifePath ESG Index 2045 Fund	9
LifePath ESG Index 2050 Fund	9
LifePath ESG Index 2055 Fund	5
LifePath ESG Index 2060 Fund	6
LifePath ESG Index 2065 Fund	3

The Manager and the Administrator have contractually agreed to reimburse each Fund for acquired fund fees and expenses up to a maximum amount equal to the combined investment advisory fee and administration fee of each share class through June 30, 2023. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the year ended October 31, 2022, the amounts waived were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager

LifePath ESG Index Retirement Fund	$2,958
LifePath ESG Index 2025 Fund	4,144
LifePath ESG Index 2030 Fund	5,252
LifePath ESG Index 2035 Fund	4,197
LifePath ESG Index 2040 Fund	5,031
LifePath ESG Index 2045 Fund	6,048
LifePath ESG Index 2050 Fund	5,921
LifePath ESG Index 2055 Fund	5,119
LifePath ESG Index 2060 Fund	5,565
LifePath ESG Index 2065 Fund	4,756

The fees and expenses of the Funds’ Independent Trustees, counsel to the Independent Trustees and the Funds’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Funds. Each of BAL and BFA have contractually agreed to reimburse the Funds or provide an offsetting credit for such Independent Expenses through June 30, 2032. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the year ended October 31, 2022, the Funds waived the following amounts:

Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager

LifePath ESG Index Retirement Fund	$22,028
LifePath ESG Index 2025 Fund	22,033
LifePath ESG Index 2030 Fund	22,037
LifePath ESG Index 2035 Fund	22,030
LifePath ESG Index 2040 Fund	22,032

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Notes to Financial Statements  (continued)

Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager

LifePath ESG Index 2045 Fund	$22,035
LifePath ESG Index 2050 Fund	22,036
LifePath ESG Index 2055 Fund	22,031
LifePath ESG Index 2060 Fund	22,033
LifePath ESG Index 2065 Fund	22,029

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended October 31, 2022, each Fund paid BTC the following amounts for securities lending agent services:

Fund Name	Amounts

LifePath ESG Index Retirement Fund	$576
LifePath ESG Index 2025 Fund	454
LifePath ESG Index 2030 Fund	440
LifePath ESG Index 2035 Fund	807
LifePath ESG Index 2040 Fund	729
LifePath ESG Index 2045 Fund	929
LifePath ESG Index 2050 Fund	759
LifePath ESG Index 2055 Fund	755
LifePath ESG Index 2060 Fund	730
LifePath ESG Index 2065 Fund	682

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended October 31, 2022, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.

Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by the Manager or an affiliate. The income earned on these temporary cash investments is shown as income-affiliated in the Statements of Operations.

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Notes to Financial Statements  (continued)

6.	PURCHASES AND SALES

For the year ended October 31, 2022, purchases and sales of investments in the Underlying Funds, excluding short-term securities, were as follows:

Fund Name	Purchases	Sales

LifePath ESG Index Retirement Fund	$414,658	$356,841
LifePath ESG Index 2025 Fund	656,759	402,153
LifePath ESG Index 2030 Fund	661,284	498,185
LifePath ESG Index 2035 Fund	658,783	282,269
LifePath ESG Index 2040 Fund	989,461	345,124
LifePath ESG Index 2045 Fund	1,769,458	442,349
LifePath ESG Index 2050 Fund	1,862,687	422,911
LifePath ESG Index 2055 Fund	929,962	384,991
LifePath ESG Index 2060 Fund	1,095,564	567,193
LifePath ESG Index 2065 Fund	433,651	347,583

7.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

The tax character of distributions paid was as follows:

Fund Name	Year Ended 10/31/22	Year Ended 10/31/21

LifePath ESG Index Retirement Fund
Ordinary income	$66,437	$34,935
Long-term capital gains	7,364	—

	$73,801	$34,935

LifePath ESG Index 2025 Fund
Ordinary income	$71,904	$39,039
Long-term capital gains	1,407	—

	$73,311	$39,039

LifePath ESG Index 2030 Fund
Ordinary income	$87,405	$44,964
Long-term capital gains	1,117	—

	$88,522	$44,964

LifePath ESG Index 2035 Fund
Ordinary income	$80,446	$40,502
Long-term capital gains	7,691	—

	$88,137	$40,502

LifePath ESG Index 2040 Fund
Ordinary income	$90,053	$41,054
Long-term capital gains	579	—

	$90,632	$41,054

LifePath ESG Index 2045 Fund
Ordinary income	$91,936	$42,665
Long-term capital gains	485	—

	$92,421	$42,665

LifePath ESG Index 2050 Fund
Ordinary income	$88,339	$41,881
Long-term capital gains	1,176	—

	$89,515	$41,881

94	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

Fund Name	Year Ended 10/31/22	Year Ended 10/31/21

LifePath ESG Index 2055 Fund
Ordinary income	$81,286	$41,709
Long-term capital gains	2,487	—

	$83,773	$41,709

LifePath ESG Index 2060 Fund
Ordinary income	$80,253	$42,856
Long-term capital gains	327	—

	$80,580	$42,856

LifePath ESG Index 2065 Fund
Ordinary income	$75,504	$41,927
Long-term capital gains	3,114	—

	$78,618	$41,927

As of October 31, 2022, the tax components of accumulated earnings (loss) were as follows:

Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Non-Expiring Capital Loss Carryforwards	Net Unrealized Gains (Losses)(a)	Total

LifePath ESG Index Retirement Fund	$2,276	$—	$(5,261)	$(232,840)	$(235,825)
LifePath ESG Index 2025 Fund	2,673	2,155	—	(271,154)	(266,326)
LifePath ESG Index 2030 Fund	2,205	—	(12,258)	(249,741)	(259,794)
LifePath ESG Index 2035 Fund	1,533	8,322	—	(126,751)	(116,896)
LifePath ESG Index 2040 Fund	1,298	—	(2,284)	(113,455)	(114,441)
LifePath ESG Index 2045 Fund	1,078	—	(10,435)	(146,336)	(155,693)
LifePath ESG Index 2050 Fund	761	—	(7,302)	(121,434)	(127,975)
LifePath ESG Index 2055 Fund	790	2,266	—	(23,850)	(20,794)
LifePath ESG Index 2060 Fund	877	—	(7,201)	(39,049)	(45,373)
LifePath ESG Index 2065 Fund	763	3,838	—	25,379	29,980

(a)	The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

LifePath ESG Index Retirement Fund	$2,833,028	$48,707	$(281,547)	$(232,840)
LifePath ESG Index 2025 Fund	3,952,975	75,189	(346,343)	(271,154)
LifePath ESG Index 2030 Fund	4,188,948	100,507	(350,248)	(249,741)
LifePath ESG Index 2035 Fund	3,051,441	91,720	(218,471)	(126,751)
LifePath ESG Index 2040 Fund	2,973,178	101,331	(214,786)	(113,455)
LifePath ESG Index 2045 Fund	3,603,719	88,587	(234,923)	(146,336)
LifePath ESG Index 2050 Fund	3,808,282	81,969	(203,403)	(121,434)
LifePath ESG Index 2055 Fund	2,670,922	111,545	(135,395)	(23,850)
LifePath ESG Index 2060 Fund	2,886,148	117,677	(156,726)	(39,049)
LifePath ESG Index 2065 Fund	2,175,635	125,282	(99,903)	25,379

8.	BANK BORROWINGS

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended October 31, 2022, the Funds did not borrow under the credit agreement.

N O T E S T O F I N A N C I A L S T A T E M E N T S	95

Notes to Financial Statements  (continued)

9.	PRINCIPAL RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Year Ended 10/31/22		Year Ended 10/31/21

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath ESG Index Retirement Fund
Investor A
Shares sold	5,011	$49,300	1,560	$16,700
Shares issued in reinvestment of distributions	97	933	13	137

	5,108	$50,233	1,573	$16,837

Class K

Shares sold	11,498	$117,429	—	$—
Shares issued in reinvestment of distributions	98	912	—	—
Shares redeemed	(9,946)	(97,418)	—	—

	1,650	$20,923	—	$—

	6,758	$71,156	1,573	$16,837

96	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

	Year Ended 10/31/22		Year Ended 10/31/21

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath ESG Index 2025 Fund
Institutional
Shares sold	6,041	$62,400	—	$—
Shares redeemed	(6,041)	(60,407)	—	—

	—	$1,993	—	$—

Investor A
Shares sold	5,557	$59,708	52,814	$571,202
Shares issued in reinvestment of distributions	1,375	14,128	507	5,612
Shares redeemed	(510)	(5,163)	(1,504)	(16,500)

	6,422	$68,673	51,817	$560,314

Class K
Shares sold	20,891	$209,900	—	$—
Shares issued in reinvestment of distributions	246	2,298	—	—
Shares redeemed	(3,275)	(33,306)	—	—

	17,862	$178,892	—	$—

	24,284	$249,558	51,817	$560,314

	Year Ended 10/31/22		Year Ended 10/31/21

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath ESG Index 2030 Fund
Institutional
Shares sold	608	$6,421	11,214	$130,640
Shares issued in reinvestment of distributions	150	1,755	—	—
Shares redeemed	(11,356)	(127,486)	—	—

	(10,598)	$(119,310)	11,214	$130,640

Investor A
Shares sold	1,964	$21,280	94,061	$1,032,718
Shares issued in reinvestment of distributions	2,416	25,745	929	10,504
Shares redeemed	(1,427)	(17,108)	(357)	(4,229)

	2,953	$29,917	94,633	$1,038,993

Class K
Shares sold	5,278	$54,312	—	$—
Shares issued in reinvestment of distributions	57	536	—	—
Shares redeemed	(25)	(253)	—	—

	5,310	$54,595	—	$—

	(2,335)	$(34,798)	105,847	$1,169,633

	Year Ended 10/31/22		Year Ended 10/31/21

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath ESG Index 2035 Fund
Institutional
Shares sold	—	$—	2,008	$23,461
Shares issued in reinvestment of distributions	74	824	19	222

	74	$824	2,027	$23,683

Investor A
Shares sold	4,052	$48,491	3,009	$34,061
Shares issued in reinvestment of distributions	207	2,318	24	287
Shares redeemed	(2)	(30)	—	—

	4,257	$50,779	3,033	$34,348

N O T E S T O F I N A N C I A L S T A T E M E N T S	97

Notes to Financial Statements  (continued)

	Year Ended 10/31/22		Year Ended 10/31/21

Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts

LifePath ESG Index 2035 Fund (continued)
Class K
Shares sold	31,699	$337,886	—	$—
Shares issued in reinvestment of distributions	363	3,497	—	—
Shares redeemed	(135)	(1,338)	—	—

	31,927	$340,045	—	$—

	36,258	$391,648	5,060	$58,031

	Year Ended 10/31/22		Year Ended 10/31/21

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath ESG Index 2040 Fund
Institutional
Shares sold	2,852	$32,092	13,892	$174,199
Shares issued in reinvestment of distributions	499	5,691	40	493
Shares redeemed	(590)	(6,508)	(6)	(73)

	2,761	$31,275	13,926	$174,619

Investor A
Shares sold	9,730	$96,970	1,993	$24,591
Shares issued in reinvestment of distributions	161	1,812	36	420
Shares redeemed	(527)	(5,550)	—	—

	9,364	$93,232	2,029	$25,011

Class K
Shares sold	51,414	$564,077	—	$—
Shares issued in reinvestment of distributions	581	5,742	—	—
Shares redeemed	(4,606)	(48,454)	—	—

	47,389	$521,365	—	$—

	59,514	$645,872	15,955	$199,630

	Year Ended 10/31/22		Year Ended 10/31/21

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath ESG Index 2045 Fund
Institutional
Shares sold	404	$4,219	1,112	$13,000
Shares issued in reinvestment of distributions	2	16	—	—
Shares redeemed	—	(3)	(1,112)	(13,000)

	406	$4,232	—	$—

Investor A
Shares sold	42,079	$490,863	19,991	$246,199
Shares issued in reinvestment of distributions	1,020	11,660	98	1,218
Shares redeemed	(2,523)	(28,380)	(2,142)	(26,948)

	40,576	$474,143	17,947	$220,469

Class K
Shares sold	76,180	$854,608	—	$—
Shares issued in reinvestment of distributions	931	9,383	—	—
Shares redeemed	(3,133)	(34,627)	—	—

	73,978	$829,364	—	$—

	114,960	$1,307,739	17,947	$220,469

98	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

	Year Ended 10/31/22		Year Ended 10/31/21

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath ESG Index 2050 Fund
Institutional
Shares sold	551	$5,794	146	$1,835
Shares issued in reinvestment of distributions	2	19	—	—
Shares redeemed	—	(4)	(146)	(1,835)

	553	$5,809	—	$—

Investor A
Shares sold	7,031	$86,714	8,358	$103,542
Shares issued in reinvestment of distributions	340	3,980	45	574
Shares redeemed	(26)	(306)	(6)	(74)

	7,345	$90,388	8,397	$104,042

Class K
Shares sold	116,692	$1,331,335	—	$—
Shares issued in reinvestment of distributions	1,406	14,282	—	—
Shares redeemed	(1,681)	(20,667)	—	—

	116,417	$1,324,950	—	$—

	124,315	$1,421,147	8,397	$104,042

	Year Ended 10/31/22		Year Ended 10/31/21

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath ESG Index 2055 Fund
Institutional
Shares sold	360	$3,776	198	$2,417
Shares issued in reinvestment of distributions	1	14	2	17
Shares redeemed	—	(3)	(200)	(2,603)

	361	$3,787	—	$(169)

Investor A
Shares sold	1,168	$10,750	3,232	$41,836
Shares issued in reinvestment of distributions	70	788	10	129
Shares redeemed	(13)	(162)	(1)	(15)

	1,225	$11,376	3,241	$41,950

Class K
Shares sold	45,665	$521,130	—	$—
Shares issued in reinvestment of distributions	600	6,297	—	—
Shares redeemed	(1,363)	(14,374)	—	—

	44,902	$513,053	—	$—

	46,488	$528,216	3,241	$41,781

	Year Ended 10/31/22		Year Ended 10/31/21

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath ESG Index 2060 Fund
Institutional
Shares sold	2,078	$24,794	4,812	$62,267
Shares issued in reinvestment of distributions	143	1,684	6	81
Shares redeemed	(1,537)	(19,315)	(2)	(27)

	684	$7,163	4,816	$62,321

Investor A
Shares sold	7,991	$94,355	16,450	$203,600
Shares issued in reinvestment of distributions	373	4,606	84	1,065
Shares redeemed	(13,186)	(163,360)	(12)	(153)

	(4,822)	$(64,399)	16,522	$204,512

N O T E S T O F I N A N C I A L S T A T E M E N T S	99

Notes to Financial Statements  (continued)

	Year Ended 10/31/22		Year Ended 10/31/21

Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts

LifePath ESG Index 2060 Fund (continued)
Class K
Shares sold	55,896	$634,461	—	$—
Shares issued in reinvestment of distributions	653	6,779	—	—
Shares redeemed	(5,103)	(54,620)	—	—

	51,446	$586,620	—	$—

	47,308	$529,384	21,338	$266,833

	Year Ended 10/31/22		Year Ended 10/31/21

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath ESG Index 2065 Fund
Institutional
Shares sold	77	$816	61	$729
Shares issued in reinvestment of distributions	1	7	—	—
Shares redeemed	—	—	(61)	(765)

	78	$823	—	$(36)

Investor A
Shares sold	4,344	$50,732	2,584	$31,137
Shares issued in reinvestment of distributions	90	1,035	10	124
Shares redeemed	(474)	(5,856)	(859)	(10,689)

	3,960	$45,911	1,735	$20,572

Class K
Shares sold	4,127	$46,496	—	$—
Shares issued in reinvestment of distributions	38	383	—	—
Shares redeemed	(8)	(85)	—	—

	4,157	$46,794	—	$—

	8,195	$93,528	1,735	$20,536

As of October 31, 2022, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:

Fund Name	Institutional	Investor A	Class K

LifePath ESG Index Retirement Fund	10,000	10,000	180,000
LifePath ESG Index 2025 Fund	10,000	10,000	180,000
LifePath ESG Index 2030 Fund	10,000	10,000	180,000
LifePath ESG Index 2035 Fund	10,000	10,000	180,000
LifePath ESG Index 2040 Fund	10,000	10,000	180,000
LifePath ESG Index 2045 Fund	10,000	10,000	180,000
LifePath ESG Index 2050 Fund	10,000	10,000	180,000
LifePath ESG Index 2055 Fund	10,000	10,000	180,000
LifePath ESG Index 2060 Fund	10,000	10,000	180,000
LifePath ESG Index 2065 Fund	10,000	10,000	180,000

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

100	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds III and Shareholders of each of the ten funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (ten of the funds constituting BlackRock Funds III, hereafter collectively referred to as the “Funds”) as of October 31, 2022, the related statements of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2022 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

BlackRock LifePath® ESG Index Retirement Fund
BlackRock LifePath® ESG Index 2025 Fund
BlackRock LifePath® ESG Index 2030 Fund
BlackRock LifePath® ESG Index 2035 Fund
BlackRock LifePath® ESG Index 2040 Fund
BlackRock LifePath® ESG Index 2045 Fund
BlackRock LifePath® ESG Index 2050 Fund
BlackRock LifePath® ESG Index 2055 Fund
BlackRock LifePath® ESG Index 2060 Fund
BlackRock LifePath® ESG Index 2065 Fund

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 21, 2022

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	101

Important Tax Information (unaudited)

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended October 31, 2022:

Fund Name	Qualified Dividend Income

LifePath ESG Index Retirement Fund	$3,310
LifePath ESG Index 2025 Fund	16,892
LifePath ESG Index 2030 Fund	23,890
LifePath ESG Index 2035 Fund	17,708
LifePath ESG Index 2040 Fund	37,712
LifePath ESG Index 2045 Fund	39,925
LifePath ESG Index 2050 Fund	51,011
LifePath ESG Index 2055 Fund	39,323
LifePath ESG Index 2060 Fund	40,596
LifePath ESG Index 2065 Fund	33,691

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended October 31, 2022:

Fund Name	Qualified Business Income

LifePath ESG Index Retirement Fund	$419
LifePath ESG Index 2025 Fund	539
LifePath ESG Index 2030 Fund	809
LifePath ESG Index 2035 Fund	672
LifePath ESG Index 2040 Fund	861
LifePath ESG Index 2045 Fund	1,078
LifePath ESG Index 2050 Fund	1,083
LifePath ESG Index 2055 Fund	998
LifePath ESG Index 2060 Fund	1,049
LifePath ESG Index 2065 Fund	935

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended October 31, 2022:

Fund Name	20% Rate Long-Term Capital Gain Dividends

LifePath ESG Index Retirement Fund	$7,364
LifePath ESG Index 2025 Fund	1,407
LifePath ESG Index 2030 Fund	1,117
LifePath ESG Index 2035 Fund	7,691
LifePath ESG Index 2040 Fund	579
LifePath ESG Index 2045 Fund	485
LifePath ESG Index 2050 Fund	1,176
LifePath ESG Index 2055 Fund	2,487
LifePath ESG Index 2060 Fund	327
LifePath ESG Index 2065 Fund	3,114

The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended October 31, 2022:

Fund Name	Foreign Source Income Earned	Foreign Taxes Paid

LifePath ESG Index Retirement Fund	$1,348	$105
LifePath ESG Index 2025 Fund	9,056	590
LifePath ESG Index 2030 Fund	13,819	926
LifePath ESG Index 2035 Fund	12,826	888
LifePath ESG Index 2040 Fund	26,145	1,676
LifePath ESG Index 2045 Fund	27,894	1,756
LifePath ESG Index 2050 Fund	35,441	2,263
LifePath ESG Index 2055 Fund	22,373	1,558
LifePath ESG Index 2060 Fund	29,323	1,898
LifePath ESG Index 2065 Fund	22,714	1,528

102	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Important Tax Information (unaudited) (continued)

The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2022:

Fund Name	Federal Obligation Interest

LifePath ESG Index Retirement Fund	$10,978
LifePath ESG Index 2025 Fund	16,528
LifePath ESG Index 2030 Fund	15,097
LifePath ESG Index 2035 Fund	8,525
LifePath ESG Index 2040 Fund	6,175
LifePath ESG Index 2045 Fund	3,789
LifePath ESG Index 2050 Fund	1,127
LifePath ESG Index 2055 Fund	398
LifePath ESG Index 2060 Fund	275
LifePath ESG Index 2065 Fund	64

The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended October 31, 2022 qualified for the dividends-received deduction for corporate shareholders:

Fund Name	Dividends-Received Deduction

LifePath ESG Index Retirement Fund	4.03%
LifePath ESG Index 2025 Fund	13.58
LifePath ESG Index 2030 Fund	14.83
LifePath ESG Index 2035 Fund	8.97
LifePath ESG Index 2040 Fund	18.22
LifePath ESG Index 2045 Fund	16.51
LifePath ESG Index 2050 Fund	21.73
LifePath ESG Index 2055 Fund	27.85
LifePath ESG Index 2060 Fund	17.49
LifePath ESG Index 2065 Fund	20.99

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2022:

Fund Name	Interest Dividends

LifePath ESG Index Retirement Fund	$19,388
LifePath ESG Index 2025 Fund	29,296
LifePath ESG Index 2030 Fund	26,702
LifePath ESG Index 2035 Fund	12,681
LifePath ESG Index 2040 Fund	8,696
LifePath ESG Index 2045 Fund	5,371
LifePath ESG Index 2050 Fund	1,469
LifePath ESG Index 2055 Fund	636
LifePath ESG Index 2060 Fund	535
LifePath ESG Index 2065 Fund	287

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2022:

Fund Name	Interest Related Dividends

LifePath ESG Index Retirement Fund	$19,388
LifePath ESG Index 2025 Fund	29,296
LifePath ESG Index 2030 Fund	26,702
LifePath ESG Index 2035 Fund	12,681
LifePath ESG Index 2040 Fund	8,696
LifePath ESG Index 2045 Fund	5,371
LifePath ESG Index 2050 Fund	1,469
LifePath ESG Index 2055 Fund	636
LifePath ESG Index 2060 Fund	535
LifePath ESG Index 2065 Fund	287

I M P O R T A N T T A X I N F O R M A T I O N	103

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds III (the “Trust”) met on April 20, 2022 (the “April Meeting”) and May 10-11, 2022 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Trust, on behalf of BlackRock LifePath ESG Index Retirement Fund (“LifePath ESG Index Retirement Fund”), BlackRock LifePath ESG Index 2025 Fund (“LifePath ESG Index 2025 Fund”), BlackRock LifePath ESG Index 2030 Fund (“LifePath ESG Index 2030 Fund”), BlackRock LifePath ESG Index 2035 Fund (“LifePath ESG Index 2035 Fund”), BlackRock LifePath ESG Index 2040 Fund (“LifePath ESG Index 2040 Fund”), BlackRock LifePath ESG Index 2045 Fund (“LifePath ESG Index 2045 Fund”), BlackRock LifePath ESG Index 2050 Fund (“LifePath ESG Index 2050 Fund”), BlackRock LifePath ESG Index 2055 Fund (“LifePath ESG Index 2055 Fund”), BlackRock LifePath ESG Index 2060 Fund (“LifePath ESG Index 2060 Fund”) and BlackRock LifePath ESG Index 2065 Fund (“LifePath ESG Index 2065 Fund”) (each, a “Fund” and collectively, the “Funds”), each a series of the Trust, and BlackRock Fund Advisors (the “Manager” or “BlackRock”), each Fund’s investment advisor.

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for each Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information surrounding the renewal of the Agreement. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, an applicable benchmark, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to

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Disclosure of Investment Advisory Agreement  (continued)

engage in open, candid discussions with the Board. The Board Members evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third-parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.

B. The Investment Performance of the Funds and BlackRock

The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2021, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, with respect to each Fund, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that for each of the one-year and since-inception periods reported, each of LifePath ESG Index Retirement Fund, LifePath ESG Index 2040 Fund, LifePath ESG Index 2045 Fund, LifePath ESG Index 2050 Fund, LifePath ESG Index 2055 Fund, LifePath ESG Index 2060 Fund and LifePath ESG Index 2065 Fund ranked in the first quartile against its Performance Peers.

The Board noted that for the one-year and since-inception periods reported, LifePath ESG Index 2035 Fund ranked in the first and second quartiles, respectively, against its Performance Peers.

The Board noted that for the one-year and since-inception periods reported, LifePath ESG Index 2030 Fund ranked in the second and third quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable period.

The Board noted that for each of the one-year and since-inception periods reported, LifePath ESG Index 2025 Fund ranked in the third quartile against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds

The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	105

Disclosure of Investment Advisory Agreement  (continued)

compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2021 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the varying fee structures for fund of funds can limit the value of management fee comparisons.

The Board also noted that each of LifePath ESG Index Retirement Fund’s, LifePath ESG Index 2025 Fund’s, LifePath ESG Index 2030 Fund’s, LifePath ESG Index 2035 Fund’s, LifePath ESG Index 2040 Fund’s, LifePath ESG Index 2045 Fund’s, LifePath ESG Index 2050 Fund’s, LifePath ESG Index 2055 Fund’s and LifePath ESG Index 2060 Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to each Fund’s Expense Peers.

The Board also noted that LifePath ESG Index 2065 Fund’s contractual management fee rate ranked four out of four funds, and that the actual management fee rate and total expense ratio ranked in the first out of four funds and in the first quartile, respectively, relative to the Fund’s Expense Peers.

Additionally, the Board noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate each Fund for certain other fees and expenses.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Funds benefit from such economies of scale in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

At the May Meeting, as a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2023. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and, in the best interest of each Fund and its shareholders. In arriving

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Disclosure of Investment Advisory Agreement  (continued)

at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	107

Trustee and Officer Information

Independent Trustees(a)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past 5 Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past 5 Years

Mark Stalnecker 1951	Chair of the Board (Since 2019) and Trustee (Since 2015)	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee and Chair of the Finance and Investment Committees, Winterthur Museum and Country Estate from 2005 to 2016; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System from 2009 to 2017; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.	28 RICs consisting of 164 Portfolios	None

Susan J. Carter 1956	Trustee (Since 2016)	Trustee, Financial Accounting Foundation from 2017 to 2021; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business from 1997 to 2021; Director, Pacific Pension Institute from 2014 to 2018; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest from 2015 to 2018 and Board Member thereof since 2018; Advisory Board Member, Bridges Fund Management since 2016; Practitioner Advisory Board Member, Private Capital Research Institute (“PCRI”) since 2017; Lecturer in the Practice of Management, Yale School of Management since 2019; Advisor to Finance Committee, Altman Foundation since 2020; Investment Committee Member, Tostan since 2021.	28 RICs consisting of 164 Portfolios	None

Collette Chilton 1958	Trustee (Since 2015)	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006; Director, Boys and Girls Club of Boston since 2017; Director, B1 Capital since 2018; Director, David and Lucile Packard Foundation since 2020.	28 RICs consisting of 164 Portfolios	None

Neil A. Cotty 1954	Trustee (Since 2016)	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	28 RICs consisting of 164 Portfolios	None

Lena G. Goldberg 1949	Trustee (Since 2019)	Director, Charles Stark Draper Laboratory, Inc. since 2013; Senior Lecturer, Harvard Business School from 2008 to 2021; FMR LLC/Fidelity Investments (financial services) from 1996 to 2008, serving in various senior roles including Executive Vice President - Strategic Corporate Initiatives and Executive Vice President and General Counsel; Partner, Sullivan & Worcester LLP from 1985 to 1996 and Associate thereof from 1979 to 1985.	28 RICs consisting of 164 Portfolios	None

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Trustee and Officer Information  (continued)

Independent Trustees(a) (continued)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past 5 Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past 5 Years

Henry R. Keizer 1956	Trustee (Since 2019)	Director, Park Indemnity Ltd. (captive insurer) since 2010; Director, MUFG Americas Holdings Corporation and MUFG Union Bank, N.A. (financial and bank holding company) from 2014 to 2016; Director, American Institute of Certified Public Accountants from 2009 to 2011; Director, KPMG LLP (audit, tax and advisory services) from 2004 to 2005 and 2010 to 2012; Director, KPMG International in 2012, Deputy Chairman and Chief Operating Officer thereof from 2010 to 2012 and U.S. Vice Chairman of Audit thereof from 2005 to 2010; Global Head of Audit, KPMGI (consortium of KPMG firms) from 2006 to 2010; Director, YMCA of Greater New York from 2006 to 2010.	28 RICs consisting of 164 Portfolios	Hertz Global Holdings (car rental); GrafTech International Ltd. (materials manufacturing); Montpelier Re Holdings, Ltd. (publicly held property and casualty reinsurance) from 2013 to 2015; WABCO (commercial vehicle safety systems) from 2015 to 2020; Sealed Air Corp. (packaging) from 2015 to 2021

Cynthia A. Montgomery 1952	Trustee (Since 2009)	Professor, Harvard Business School since 1989.	28 RICs consisting of 164 Portfolios	Newell Rubbermaid, Inc. (manufacturing) from 1995 to 2016

Donald C. Opatrny 1952	Trustee (Since 2019)	Director, Athena Capital Advisors LLC (investment management firm) from 2013 to 2020; Trustee, Vice Chair, Member of the Executive Committee and Chair of the Investment Committee, Cornell University from 2004 to 2019; President and Trustee, the Center for the Arts, Jackson Hole from 2011 to 2018; Member of the Board and Investment Committee, University School from 2007 to 2018; Trustee, Artstor (a Mellon Foundation affiliate) from 2010 to 2015; Member of the Investment Committee, Mellon Foundation from 2009 to 2015; President, Trustee and Member of the Investment Committee, The Aldrich Contemporary Art Museum from 2007 to 2014; Trustee and Chair of the Investment Committee, Community Foundation of Jackson Hole since 2014; Member of Affordable Housing Supply Board of Jackson, Wyoming since 2017; Member, Investment Funds Committee, State of Wyoming since 2017; Trustee, Phoenix Art Museum since 2018; Trustee, Arizona Community Foundation and Member of Investment Committee since 2020.	28 RICs consisting of 164 Portfolios	None

Joseph P. Platt 1947	Trustee (Since 2009)	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	28 RICs consisting of 164 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	109

Trustee and Officer Information  (continued)

Independent Trustees(a) (continued)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past 5 Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past 5 Years

Kenneth L. Urish 1951	Trustee (Since 2009)	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past- Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter- Tel from 2006 to 2007; Member, Advisory Board, ESG Competent Boards since 2020.	28 RICs consisting of 164 Portfolios	None

Claire A. Walton 1957	Trustee (Since 2016)	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group from 2009 to 2018; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	28 RICs consisting of 164 Portfolios	None

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Trustee and Officer Information  (continued)

Interested Trustees(a)(d)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past 5 Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past 5 Years

Robert Fairbairn 1965	Trustee (Since 2018)	Vice Chairman of BlackRock, Inc. since 2019; Member of BlackRock’s Global Executive and Global Operating Committees; Co-Chair of BlackRock’s Human Capital Committee; Senior Managing Director of BlackRock, Inc. from 2010 to 2019; oversaw BlackRock’s Strategic Partner Program and Strategic Product Management Group from 2012 to 2019; Member of the Board of Managers of BlackRock Investments, LLC from 2011 to 2018; Global Head of BlackRock’s Retail and iShares® businesses from 2012 to 2016.	98 RICs consisting of 265 Portfolios	None

John M. Perlowski(e) 1964	Trustee (Since 2015) President and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Accounting and Product Services since 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	100 RICs consisting of 267 Portfolios	None

(a)	The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)

Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

(c)

In connection with the acquisition of Barclays Global Investors by BlackRock, Inc. in December 2009, certain Independent Trustees were elected to the Board. Furthermore, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock Fund Complexes. As a result, although the chart shows the year that each Independent Trustee joined the Board, certain Independent Trustees first became members of the boards of other BlackRock-advised Funds or legacy BlackRock funds as follows: Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Kenneth L. Urish, 1999; Lena G. Goldberg, 2016; Henry R. Keizer, 2016; Donald C. Opatrny, 2015.

(d)

Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr. Perlowski are also board members of the BlackRock Fixed-Income Complex.

(e)	Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.

Officers Who Are Not Trustees(a)

Name Year of Birth(b)	Position(s) Held (Length of Service)	Principal Occupation(s) During Past 5 Years

Roland Villacorta 1971	Vice President (Since 2022)	Managing Director of BlackRock, Inc. since 2022; Head of Global Cash Management and Head of Securities Lending within BlackRock’s Portfolio Management Group since 2022; Member of BlackRock’s Global Operating Committee since 2022; Head of Portfolio Management in BlackRock’s Financial Markets Advisory Group within BlackRock Solutions from 2008 to 2015; Co-Head of BlackRock Solutions’ Portfolio Analytics Group; previously Mr. Villacorta was Co-Head of Fixed Income within BlackRock’s Risk & Quantitative Analysis Group.

Jennifer McGovern 1977	Vice President (Since 2014)

Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group from 2013 to 2019.

Trent Walker 1974	Chief Financial Officer (Since 2021)	Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019; Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to 2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Jay M. Fife 1970	Treasurer (Since 2009)	Managing Director of BlackRock, Inc. since 2007.

Charles Park 1967	Chief Compliance Officer (Since 2014)	Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	111

Trustee and Officer Information  (continued)

Officers Who Are Not Trustees(a) (continued)

Name Year of Birth(b)	Position(s) Held (Length of Service)	Principal Occupation(s) During Past 5 Years

Lisa Belle 1968	Anti-Money Laundering Compliance Officer (Since 2019)	Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for Barclays Wealth Americas from 2010 to 2012.

Janey Ahn 1975	Secretary (Since 2019)	Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.

(a)	The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)	Officers of the Trust serve at the pleasure of the Board.

Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Effective December 31, 2021, Bruce R. Bond retired as a Trustee of the Trust.

Effective March 31, 2022, Thomas Callahan resigned as a Vice President of the Trust and effective May 10, 2022, Roland Villacorta was appointed as a Vice President of the Trust.

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Additional Information

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

A D D I T I O N A L I N F O R M A T I O N	113

Additional Information  (continued)

BlackRock Privacy Principles (continued)

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and Service Providers

Investment Adviser	Distributor
BlackRock Fund Advisors	BlackRock Investments, LLC
San Francisco, CA 94105	New York, NY 10022

Administrator	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	PricewaterhouseCoopers LLP
Wilmington, DE 19809	Philadelphia, PA 19103

Accounting Agent and Custodian	Legal Counsel
State Street Bank and Trust Company	Sidley Austin LLP
Boston, MA 02111	New York, NY 10019

Transfer Agent	Address of the Funds
BNY Mellon Investment Servicing (US) Inc.	400 Howard Street
Wilmington, DE 19809	San Francisco, CA 94105

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Glossary of Terms Used in this Report

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	115

Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LPESG-10/22-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock LifePath® ESG Index 2025 Fund	$15,100	$15,100	$0	$0	$10,750	$7,000	$0	$0
BlackRock LifePath® ESG Index 2030 Fund	$15,100	$15,100	$0	$0	$10,750	$7,000	$0	$0
BlackRock LifePath® ESG Index 2035 Fund	$15,100	$15,100	$0	$0	$10,750	$7,000	$0	$0
BlackRock LifePath® ESG Index 2040 Fund	$15,100	$15,100	$0	$0	$10,750	$7,000	$0	$0
BlackRock LifePath® ESG Index 2045 Fund	$15,100	$15,100	$0	$0	$10,750	$7,000	$0	$0

BlackRock LifePath® ESG Index 2050 Fund	$15,100	$15,100	$0	$0	$10,750	$7,000	$0	$0
BlackRock LifePath® ESG Index 2055 Fund	$15,100	$15,100	$0	$0	$10,750	$7,000	$0	$0
BlackRock LifePath® ESG Index 2060 Fund	$15,100	$15,100	$0	$0	$10,750	$7,000	$0	$0
BlackRock LifePath® ESG Index 2065 Fund	$15,100	$15,100	$0	$0	$10,750	$7,000	$0	$0
BlackRock LifePath® ESG Index Retirement Fund	$15,100	$15,100	$0	$0	$10,750	$7,000	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock LifePath® ESG Index 2025 Fund	$10,750	$7,000
BlackRock LifePath® ESG Index 2030 Fund	$10,750	$7,000
BlackRock LifePath® ESG Index 2035 Fund	$10,750	$7,000
BlackRock LifePath® ESG Index 2040 Fund	$10,750	$7,000
BlackRock LifePath® ESG Index 2045 Fund	$10,750	$7,000
BlackRock LifePath® ESG Index 2050 Fund	$10,750	$7,000
BlackRock LifePath® ESG Index 2055 Fund	$10,750	$7,000
BlackRock LifePath® ESG Index 2060 Fund	$10,750	$7,000
BlackRock LifePath® ESG Index 2065 Fund	$10,750	$7,000
BlackRock LifePath® ESG Index Retirement Fund	$10,750	$7,000

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) – Not Applicable

(j) – Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Section 302 Certifications are attached

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III

Date: December 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III

Date: December 21, 2022

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds III

Date: December 21, 2022